UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
12/31/16 (Unaudited)

COMMON STOCKS (59.6%)(a)
			Shares	Value

Banking (4.8%)

Access National Corp.			390	$10,826

Associated Banc-Corp.			1,400	34,580

Australia & New Zealand Banking Group, Ltd. (Australia)			47,339	1,036,334

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			869	25,583

Banco Macro SA ADR (Argentina)			19,332	1,244,014

Banco Santander SA (Spain)			426,739	2,227,677

Bank of China, Ltd. (China)			3,816,000	1,683,651

Bank of Ireland (Ireland)(NON)			829,596	204,026

Bank of Montreal (Canada)			7,500	539,437

Bank of New York Mellon Corp. (The)			135,100	6,401,038

Bank of Nova Scotia (The) (Canada)			10,400	579,082

Bank Tabungan Negara Persero Tbk PT (Indonesia)			4,322,600	554,280

BNP Paribas SA (France)			55,620	3,543,072

BofI Holding, Inc.(NON)			377	10,763

Canadian Imperial Bank of Commerce (Canada)			1,100	89,760

Capital One Financial Corp.			17,800	1,552,872

Cardinal Financial Corp.			752	24,658

Chemical Financial Corp.			391	21,180

Citigroup, Inc.			403,700	23,991,891

Citizens & Northern Corp.			486	12,733

Concordia Financial Group, Ltd. (Japan)			170,600	818,166

Credicorp, Ltd. (Peru)			13,873	2,189,992

Credit Agricole SA (France)			7,115	88,209

Credit Suisse Group AG (Switzerland)			11,280	161,067

Customers Bancorp, Inc.(NON)			570	20,417

Danske Bank A/S (Denmark)			8,665	262,803

DBS Group Holdings, Ltd. (Singapore)			25,400	303,041

DNB ASA (Norway)			13,357	198,642

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			786,284	1,192,410

East West Bancorp, Inc.			718	36,496

Enterprise Financial Services Corp.			332	14,276

Farmers Capital Bank Corp.			353	14,844

FCB Financial Holdings, Inc. Class A(NON)			373	17,792

Fidelity Southern Corp.			1,070	25,327

Financial Institutions, Inc.			502	17,168

First BanCorp. (Puerto Rico)(NON)			3,851	25,455

First Community Bancshares, Inc.			474	14,286

First Internet Bancorp			572	18,304

Flagstar Bancorp, Inc.(NON)			499	13,443

Flushing Financial Corp.			497	14,607

Franklin Financial Network, Inc.(NON)			390	16,322

Fukuoka Financial Group, Inc. (Japan)			139,000	615,339

Great Southern Bancorp, Inc.			445	24,319

Grupo Supervielle SA ADR (Argentina)(NON)(S)			48,014	630,904

Hanmi Financial Corp.			995	34,726

Heartland Financial USA, Inc.			337	16,176

HomeStreet, Inc.(NON)			786	24,838

Horizon Bancorp			568	15,904

Huntington Bancshares, Inc.			1,016	13,432

Industrial & Commercial Bank of China, Ltd. (China)			3,360,000	2,003,994

Industrial Bank of Korea (South Korea)			9,555	100,300

ING Groep NV GDR (Netherlands)			96,452	1,357,362

Itau Unibanco Holding SA ADR (Preference) (Brazil)			149,974	1,541,733

JPMorgan Chase & Co.			351,877	30,363,466

Kasikornbank PCL NVDR (Thailand)			175,400	866,015

Lakeland Bancorp, Inc.			1,329	25,916

Lloyds Banking Group PLC (United Kingdom)			145,710	112,056

MainSource Financial Group, Inc.			747	25,697

Meta Financial Group, Inc.			276	28,400

Mitsubishi UFJ Financial Group, Inc. (Japan)			441,598	2,714,930

Moneta Money Bank AS (Czech Republic)(NON)			210,422	678,776

Nedbank Group, Ltd. (South Africa)			57,135	984,025

Opus Bank			444	13,342

Pacific Premier Bancorp, Inc.(NON)			471	16,650

PacWest Bancorp			201	10,942

Peapack Gladstone Financial Corp.			432	13,340

Peoples Bancorp, Inc.			464	15,061

Permanent TSB Group Holdings PLC (Ireland)(NON)			110,041	319,136

PNC Financial Services Group, Inc. (The)			6,100	713,456

Popular, Inc. (Puerto Rico)			57,112	2,502,648

Regions Financial Corp.			312,900	4,493,244

Republic Bancorp, Inc. Class A			301	11,902

Resona Holdings, Inc. (Japan)			429,200	2,208,989

Sberbank of Russia PJSC ADR (Russia)			244,509	2,823,546

Shinhan Financial Group Co., Ltd. (South Korea)			33,479	1,255,234

Skandinaviska Enskilda Banken AB (Sweden)			22,400	234,899

Societe Generale SA (France)			70,173	3,444,839

State Bank of India (India)			385,971	1,413,777

Sumitomo Mitsui Financial Group, Inc. (Japan)			88,400	3,351,249

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			3,600	127,909

SunTrust Banks, Inc.			4,600	252,310

Swedbank AB Class A (Sweden)			10,567	255,397

TCF Financial Corp.			5,844	114,484

Toronto-Dominion Bank (Canada)			12,300	606,641

U.S. Bancorp			6,000	308,220

United Community Banks, Inc./GA			500	14,810

Webster Financial Corp.			440	23,883

Wells Fargo & Co.			14,300	788,073

Western Alliance Bancorp(NON)			1,859	90,552

Woori Bank (South Korea)			28,342	298,605

Zions Bancorporation			533	22,940

				117,174,910
Basic materials (2.3%)

Aceto Corp.			344	7,558

Adecoagro SA (Argentina)(NON)			4,352	45,174

Adhi Karya Persero Tbk PT (Indonesia)			4,259,500	655,182

AK Steel Holding Corp.(NON)			822	8,393

Akzo Nobel NV (Netherlands)			10,509	656,302

Albemarle Corp.			4,300	370,144

American Vanguard Corp.			679	13,003

AngloGold Ashanti, Ltd. (South Africa)(NON)			92,897	995,416

ArcelorMittal SA (France)(NON)			38,542	284,159

Asahi Kasei Corp. (Japan)			108,000	940,257

Ashland Global Holdings, Inc.			700	76,503

Asian Paints, Ltd. (India)			42,396	556,188

BASF SE (Germany)			42,325	3,947,269

Beacon Roofing Supply, Inc.(NON)			484	22,298

Bemis Co., Inc.			1,800	86,076

Boliden AB (Sweden)			92,114	2,399,678

Cabot Corp.			14,060	710,592

Cambrex Corp.(NON)			208	11,222

Celanese Corp. Ser. A			34,700	2,732,278

CEMEX Holdings Philippines, Inc. (Philippines)(NON)			2,976,700	664,929

Cemex SAB de CV ADR (Mexico)(S)			9,000	72,270

China State Construction International Holdings, Ltd. (China)			772,000	1,151,116

Cia de Minas Buenaventura SAA ADR (Peru)			46,000	518,880

Compagnie De Saint-Gobain (France)			5,154	240,003

Continental Building Products, Inc.(NON)			621	14,345

Covestro AG (Germany)			20,322	1,398,020

CRH PLC (Ireland)			7,399	255,726

Domtar Corp.			423	16,510

EVA Precision Industrial Holdings, Ltd. (China)			2,080,000	230,028

Evonik Industries AG (Germany)			68,435	2,037,644

Fletcher Building, Ltd. (New Zealand)			21,542	158,234

Fortescue Metals Group, Ltd. (Australia)			109,991	464,467

Fresnillo PLC (Mexico)			16,692	247,883

Glencore PLC (United Kingdom)(NON)			125,656	422,342

Graphic Packaging Holding Co.			133,200	1,662,336

Hansol Chemical Co., Ltd. (South Korea)			9,458	650,918

Hitachi Chemical Co., Ltd. (Japan)			27,800	693,727

Hitachi Metals, Ltd. (Japan)			13,500	182,426

Innophos Holdings, Inc.			146	7,630

Johnson Matthey PLC (United Kingdom)			28,277	1,104,899

Kajima Corp. (Japan)			67,000	462,536

Kansai Paint Co., Ltd. (Japan)			12,500	229,876

KapStone Paper and Packaging Corp.			880	19,404

Koppers Holdings, Inc.(NON)			437	17,611

Kraton Corp.(NON)			360	10,253

Kumagai Gumi Co., Ltd. (Japan)			188,000	481,666

Kuraray Co., Ltd. (Japan)			37,000	553,664

LafargeHolcim, Ltd. (Switzerland)			12,201	640,926

LANXESS AG (Germany)			4,061	266,086

Minerals Technologies, Inc.			238	18,386

Mitsubishi Chemical Holdings Corp. (Japan)			63,200	407,262

Mitsubishi Gas Chemical Co., Inc. (Japan)			28,500	485,283

Mitsubishi Materials Corp. (Japan)			8,300	253,373

Mondi, Ltd. (South Africa)			46,242	939,496

Monsanto Co.			1,900	199,899

NCI Building Systems, Inc.(NON)			591	9,249

Newcrest Mining, Ltd. (Australia)			7,704	108,623

Newmont Mining Corp.			217,700	7,417,039

Nine Dragons Paper Holdings, Ltd. (China)			1,177,000	1,063,018

Orion Engineered Carbons SA (Luxembourg)			991	18,680

Patrick Industries, Inc.(NON)			315	24,035

Primoris Services Corp.			317	7,221

Promotora y Operadora de Infraestructura SAB de CV (Mexico)			86,595	722,682

Reliance Steel & Aluminum Co.			25,954	2,064,381

Rio Tinto PLC (United Kingdom)			9,847	374,980

RPC Group PLC (United Kingdom)			27,966	365,869

Sherwin-Williams Co. (The)			900	241,866

Shin-Etsu Chemical Co., Ltd. (Japan)			7,700	593,443

Sika AG (Switzerland)			137	658,081

Skanska AB (Sweden)			59,922	1,412,279

Sociedad Quimica y Minera de Chile SA ADR (Chile)			6,500	186,225

Sonoco Products Co.			1,600	84,320

Steel Dynamics, Inc.			49,900	1,775,442

Stora Enso OYJ Class R (Finland)			105,237	1,127,333

Summit Materials, Inc. Class A(NON)			995	23,666

Syngenta AG (Switzerland)			547	216,165

Taisei Corp. (Japan)			128,000	894,683

Tutor Perini Corp.(NON)			401	11,228

U.S. Concrete, Inc.(NON)			186	12,183

Unique Engineering & Construction PCL (Thailand)			951,000	525,818

United States Steel Corp.			226	7,460

UPM-Kymmene OYJ (Finland)			71,193	1,744,721

voestalpine AG (Austria)			13,262	520,670

W.R. Grace & Co.			15,524	1,050,043

Yara International ASA (Norway)			39,594	1,559,140

				56,518,289
Capital goods (3.6%)

ABB, Ltd. (Switzerland)			3,555	74,838

ACS Actividades de Construccion y Servicios SA (Spain)			48,644	1,533,504

Airbus SE (France)			5,158	340,421

Allegion PLC (Ireland)			27,700	1,772,800

Allison Transmission Holdings, Inc.			184,600	6,219,174

Altra Industrial Motion Corp.			282	10,406

AO Smith Corp.			39,200	1,856,120

Argan, Inc.			323	22,788

Atlas Copco AB Class A (Sweden)			16,631	505,541

Avery Dennison Corp.			3,600	252,792

BAE Systems PLC (United Kingdom)			127,286	924,373

Berry Plastics Group, Inc.(NON)			39,100	1,905,343

Bharat Electronics, Ltd. (India)			41,051	829,878

BWX Technologies, Inc.			38,500	1,528,450

Carlisle Cos., Inc.			13,600	1,499,944

Chase Corp.			182	15,206

Columbus McKinnon Corp. of New York			603	16,305

Cooper-Standard Holding, Inc.(NON)			166	17,161

Crane Co.			9,200	663,504

Crown Holdings, Inc.(NON)			150,000	7,885,500

CTCI Corp. (Taiwan)			527,000	795,278

Daikin Industries, Ltd. (Japan)			1,700	155,686

Douglas Dynamics, Inc.			284	9,557

Dycom Industries, Inc.(NON)			237	19,029

Fluor Corp.			28,600	1,502,072

General Dynamics Corp.			2,300	397,118

GKN PLC (United Kingdom)			55,569	226,371

Granite Construction, Inc.			192	10,560

Greenbrier Cos., Inc. (The)(S)			693	28,794

H&E Equipment Services, Inc.			595	13,834

Hillenbrand, Inc.			304	11,658

Hitachi High-Technologies Corp. (Japan)			900	36,225

Honeywell International, Inc.			45,600	5,282,760

Ingersoll-Rand PLC			62,100	4,659,984

Jacobs Engineering Group, Inc.(NON)			23,200	1,322,400

Johnson Controls International PLC			10,317	424,957

JTEKT Corp (Japan)			11,900	189,736

Kadant, Inc.			210	12,852

KBR, Inc.			40,900	682,621

Komatsu, Ltd. (Japan)			9,000	203,141

Korea Aerospace Industries, Ltd. (South Korea)			16,959	938,264

Kratos Defense & Security Solutions, Inc.(NON)			1,091	8,073

Kyudenko Corp. (Japan)			16,300	436,343

Littelfuse, Inc.			77	11,686

MAN SE (Germany)			3,926	389,964

MasTec, Inc.(NON)			879	33,622

Matrix Service Co.(NON)			553	12,553

Mitsubishi Electric Corp. (Japan)			53,100	738,175

Mobileye NV (Israel)(NON)(S)			7,200	274,464

Nexteer Automotive Group, Ltd.			881,000	1,040,164

NN, Inc.			983	18,726

Northrop Grumman Corp.			44,200	10,280,036

NSK, Ltd. (Japan)			60,000	692,032

Orbital ATK, Inc.			90	7,896

Owens-Illinois, Inc.(NON)			691	12,030

Quanta Services, Inc.(NON)			142,760	4,975,186

Raytheon Co.			73,100	10,380,200

Schindler Holding AG Part. Cert. (Switzerland)			2,137	373,286

Stoneridge, Inc.(NON)			1,093	19,335

Sumitomo Heavy Industries, Ltd. (Japan)			51,000	327,525

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			200,000	698,291

Tetra Tech, Inc.			820	35,383

Thales SA (France)			17,116	1,658,436

Topre Corp. (Japan)			6,400	159,867

Trinseo SA			321	19,035

Vinci SA (France)			30,886	2,100,840

Wabash National Corp.(NON)			513	8,116

Waste Management, Inc.			89,000	6,310,990

Xylem, Inc.			44,000	2,178,880

				87,998,079
Communication services (2.2%)

ACC Claims Holding, LLC Class A (Units)(F)			164,400	986

AT&T, Inc.			6,900	293,457

BCE, Inc. (Canada)			14,200	613,731

BT Group PLC (United Kingdom)			198,350	898,197

Cable One, Inc.			1,200	746,076

Cellnex Telecom, SA 144A (Spain)			10,164	145,974

China Mobile, Ltd. (China)			187,500	1,966,082

Com Hem Holding AB (Sweden)			64,635	616,320

Comcast Corp. Class A			4,400	303,820

Eutelsat Communications SA (France)			9,214	178,366

Hitachi Kokusai Electric, Inc. (Japan)			12,200	254,401

InterDigital, Inc./PA			169	15,438

InterXion Holding NV (Netherlands)(NON)			7,200	252,504

Juniper Networks, Inc.			329,500	9,311,670

KDDI Corp. (Japan)			44,700	1,128,582

Liberty Global PLC Ser. C (United Kingdom)(NON)			6,900	204,930

NICE, Ltd. (Israel)			7,114	487,981

Nippon Telegraph & Telephone Corp. (Japan)			86,300	3,627,689

NTT DoCoMo, Inc. (Japan)			78,600	1,787,423

Orange SA (France)			62,212	944,116

PCCW, Ltd. (Hong Kong)			717,000	386,394

Safaricom, Ltd. (Kenya)			4,550,400	850,210

SFR Group SA (France)(NON)			11,650	328,458

Spark New Zealand, Ltd. (New Zealand)			128,652	304,182

Telecom Italia SpA RSP (Italy)			263,050	190,125

Telenor ASA (Norway)			81,799	1,219,590

Telstra Corp., Ltd. (Australia)			488,259	1,794,464

Verizon Communications, Inc.			458,515	24,475,531

Vodafone Group PLC (United Kingdom)			298,528	734,222

Vonage Holdings Corp.(NON)			1,457	9,980

				54,070,899
Conglomerates (0.2%)

Mitsubishi Corp. (Japan)			21,800	463,233

Orkla ASA (Norway)			74,502	674,044

Siemens AG (Germany)			34,892	4,288,991

				5,426,268
Consumer cyclicals (8.6%)

Adidas AG (Germany)			3,011	475,861

Amazon.com, Inc.(NON)			25,563	19,168,927

American Eagle Outfitters, Inc.			746	11,317

Aramark			1,300	46,436

Aristocrat Leisure, Ltd. (Australia)			80,614	899,472

Asahi Glass Co., Ltd. (Japan)			34,000	230,997

Automatic Data Processing, Inc.			7,200	740,016

AutoZone, Inc.(NON)			661	522,051

Basso Industry Corp. (Taiwan)			560,000	1,616,770

Berkeley Group Holdings PLC (The) (United Kingdom)			2,999	103,663

BGF retail Co., Ltd. (South Korea)			8,049	543,360

Bon Fame Co., Ltd. (Taiwan)			132,000	624,543

Boral, Ltd. (Australia)			44,583	173,453

Bridgestone Corp. (Japan)			12,400	446,054

Brunswick Corp.			421	22,961

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)			232	6,647

CalAtlantic Group, Inc.			299	10,169

Caleres, Inc.			288	9,452

Carter's, Inc.			50,900	4,397,251

CBS Corp. Class B (non-voting shares)			4,700	299,014

CCC SA (Poland)			15,194	738,790

Cedar Fair LP			169	10,850

Century Communities, Inc.(NON)			512	10,752

Chico's FAS, Inc.			577	8,303

Christian Dior SE (France)			5,624	1,178,269

Cie Generale des Etablissements Michelin (France)			10,195	1,133,977

Clorox Co. (The)			45,553	5,467,271

Compass Group PLC (United Kingdom)			168,049	3,097,533

Continental AG (Germany)			990	192,718

Convergys Corp.			463	11,371

Coway Co., Ltd. (South Korea)			15,955	1,165,295

Cox & Kings, Ltd. (India)			92,600	244,043

Criteo SA ADR (France)(NON)(S)			7,600	312,208

Dai Nippon Printing Co., Ltd. (Japan)			193,000	1,902,989

Daito Trust Construction Co., Ltd. (Japan)			6,200	931,184

Dalata Hotel Group PLC (Ireland)(NON)			160,435	741,258

Deluxe Corp.			678	48,552

Discovery Communications, Inc. Class A(NON)(S)			438,400	12,016,544

Dollar General Corp.			6,800	503,676

Electrolux AB Ser. B (Sweden)			32,297	801,893

Ennis, Inc.			602	10,445

Ethan Allen Interiors, Inc.			199	7,333

Euronet Worldwide, Inc.(NON)			15,100	1,093,693

Fiat Chrysler Automobiles NV (Italy)			148,981	1,353,229

Flight Centre Travel Group, Ltd. (Australia)			15,343	345,220

Fuji Heavy Industries, Ltd. (Japan)			23,700	964,027

Global Mediacom Tbk PT (Indonesia)			1,850,600	83,989

Global Payments, Inc.			10,300	714,923

Goodyear Tire & Rubber Co. (The)			360	11,113

Hakuhodo DY Holdings, Inc. (Japan)			20,400	250,737

Hanesbrands, Inc.			626	13,503

Harvey Norman Holdings, Ltd. (Australia)			349,828	1,296,390

Hasbro, Inc.			3,300	256,707

Hino Motors, Ltd. (Japan)			25,300	256,745

Home Depot, Inc. (The)			125,981	16,891,532

Howard Hughes Corp. (The)(NON)			4,000	456,400

Hyatt Hotels Corp. Class A(NON)			12,900	712,854

ICF International, Inc.(NON)			597	32,954

IMAX China Holding, Inc. (China)(NON)			111,700	546,373

Industrivarden AB Class A (Sweden)			29,662	586,664

Innocean Worldwide, Inc. (South Korea)			4,777	225,534

International Game Technology PLC			36,600	934,032

Interpublic Group of Cos., Inc. (The)			178,500	4,178,685

ISS A/S (Denmark)			10,799	363,872

Itausa - Investimentos Itau SA (Preference) (Brazil)			265,600	675,690

ITV PLC (United Kingdom)			139,788	354,333

John Wiley & Sons, Inc. Class A			9,200	501,400

KAR Auction Services, Inc.			69,300	2,953,566

Kia Motors Corp. (South Korea)			17,906	581,003

Kimberly-Clark Corp.			55,200	6,299,424

Kingfisher PLC (United Kingdom)			633,649	2,728,728

Lagardere SCA (France)			12,010	333,614

Lear Corp.			32,900	4,354,973

LGI Homes, Inc.(NON)(S)			674	19,364

Liberty Interactive Corp. Class A(NON)			50,000	999,000

Liberty SiriusXM Group Class A(NON)			53,500	1,846,820

Live Nation Entertainment, Inc.(NON)			375	9,975

Lowe's Cos., Inc.			163,627	11,637,152

M.Video PJSC (Russia)(NON)			112,236	712,464

Macy's, Inc.			11,700	418,977

Madison Square Garden Co. (The) Class A(NON)			3,300	565,983

Malibu Boats, Inc. Class A(NON)			490	9,349

Marcus Corp. (The)			182	5,733

Marks & Spencer Group PLC (United Kingdom)			171,217	737,199

Marriott Vacations Worldwide Corp.			253	21,467

Masco Corp.			209,800	6,633,876

Matahari Department Store Tbk PT (Indonesia)			740,500	826,620

Mazda Motor Corp. (Japan)			56,000	909,588

MCBC Holdings, Inc.			430	6,269

Namco Bandai Holdings, Inc. (Japan)			17,100	470,741

Naspers, Ltd. Class N (South Africa)			23,202	3,380,652

News Corp. Class A			154,900	1,775,154

News Corp. Class B			2,400	28,320

Nien Made Enterprise Co., Ltd. (Taiwan)			57,000	584,135

Nintendo Co., Ltd. (Japan)			4,000	836,182

Nippon Television Holdings, Inc. (Japan)			21,900	396,947

Nissan Motor Co., Ltd. (Japan)			79,300	795,578

Omnicom Group, Inc.			300	25,533

Owens Corning			47,000	2,423,320

Oxford Industries, Inc.			109	6,554

Panasonic Corp. (Japan)			42,100	427,273

Pearson PLC (United Kingdom)			98,529	988,803

Penn National Gaming, Inc.(NON)			945	13,032

Perry Ellis International, Inc.(NON)			467	11,633

Peugeot SA (France)(NON)			51,860	845,432

PGT Innovations, Inc.(NON)			2,545	29,140

Poya International Co., Ltd. (Taiwan)			50,000	578,860

PVH Corp.			46,100	4,160,064

RE/MAX Holdings, Inc. Class A			369	20,664

RELX NV (United Kingdom)			31,702	532,895

RELX PLC (United Kingdom)			38,060	676,863

Regal Entertainment Group Class A			617	12,710

Renault SA (France)			17,481	1,554,373

RR Donnelley & Sons Co.			23,133	377,531

RTL Group SA (Belgium)			10,551	773,344

Ryman Hospitality Properties(R)			124	7,813

Scotts Miracle-Gro Co. (The) Class A			800	76,440

Securitas AB Class B (Sweden)			40,606	638,614

ServiceMaster Global Holdings, Inc.(NON)			54,200	2,041,714

Shimamura Co., Ltd. (Japan)			2,000	249,521

Sony Corp. (Japan)			16,800	466,890

Stanley Black & Decker, Inc.			18,900	2,167,641

Steven Madden, Ltd.(NON)			219	7,829

Stroeer SE & Co. KGaA (Germany)(S)			7,123	311,980

Suzuki Motor Corp. (Japan)			4,400	154,453

TABCORP Holdings, Ltd. (Australia)			452,341	1,569,393

Taylor Wimpey PLC (United Kingdom)			162,791	305,730

Thor Industries, Inc.			12,500	1,250,625

TiVo Corp.(NON)			606	12,665

TJX Cos., Inc. (The)			4,600	345,598

Toppan Printing Co., Ltd. (Japan)			53,000	505,103

TransUnion(NON)			20,500	634,065

TUI AG (Germany)			21,969	313,897

Twenty-First Century Fox, Inc.			167,500	4,696,700

Urban Outfitters, Inc.(NON)			48,000	1,367,040

Vail Resorts, Inc.			10,900	1,758,279

Valeo SA (France)			25,371	1,457,808

Vantiv, Inc. Class A(NON)			60,600	3,612,972

Vista Outdoor, Inc.(NON)			11,678	430,918

Visteon Corp.			30,000	2,410,200

Wal-Mart de Mexico SAB de CV (Mexico)			537,327	961,658

Wal-Mart Stores, Inc.			256,700	17,743,104

William Hill PLC (United Kingdom)			107,397	382,779

Wolters Kluwer NV (Netherlands)			29,558	1,068,927

Wolverine World Wide, Inc.			633	13,894

World Fuel Services Corp.			17,400	798,834

WPP PLC (United Kingdom)			193,699	4,330,276

Wyndham Worldwide Corp.			294	22,453

Yamaha Motor Co., Ltd. (Japan)			10,800	236,956

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			168,000	608,120

				211,282,033
Consumer finance (0.2%)

Discover Financial Services			4,900	353,241

Encore Capital Group, Inc.(NON)(S)			899	25,756

Federal Agricultural Mortgage Corp. Class C			351	20,102

Housing Development Finance Corp., Ltd. (HDFC) (India)			16,807	312,422

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			221,100	1,139,198

Nelnet, Inc. Class A			564	28,623

OneMain Holdings, Inc.(NON)			478	10,583

SLM Corp.(NON)			2,639	29,082

Synchrony Financial			109,800	3,982,446

				5,901,453
Consumer staples (5.2%)

ALSO Holding AG (Switzerland)			1,475	130,237

Altria Group, Inc.			250,200	16,918,524

Anheuser-Busch InBev SA/NV (Belgium)			11,010	1,162,733

Aryzta AG (Switzerland)			3,551	156,356

Asahi Group Holdings, Ltd. (Japan)			24,600	775,629

Ashtead Group PLC (United Kingdom)			84,243	1,632,090

Associated British Foods PLC (United Kingdom)			16,160	546,150

B&G Foods, Inc.			222	9,724

B2W Cia Digital (Brazil)(NON)			332,432	1,041,818

Brinker International, Inc.			216	10,698

British American Tobacco PLC (United Kingdom)			55,505	3,151,513

Bunzl PLC (United Kingdom)			9,202	238,125

Cheesecake Factory, Inc. (The)			335	20,060

Church & Dwight Co., Inc.			2,000	88,380

Coca-Cola Amatil, Ltd. (Australia)			372,749	2,718,360

Colgate-Palmolive Co.			7,200	471,168

ConAgra Foods, Inc.			10,200	403,410

Constellation Brands, Inc. Class A			300	45,993

Coty, Inc. Class A			15,214	278,568

CVS Health Corp.			6,300	497,133

Darden Restaurants, Inc.			6,700	487,224

Dean Foods Co.			952	20,735

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)			20	129,674

Diageo PLC (United Kingdom)			30,963	801,047

Dr. Pepper Snapple Group, Inc.			60,200	5,458,334

Estacio Participacoes SA (Brazil)			186,700	906,339

Estee Lauder Cos., Inc. (The) Class A			62,800	4,803,572

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			2	2

FTD Cos., Inc.(NON)			376	8,964

G-III Apparel Group, Ltd.(NON)			170	5,025

General Mills, Inc.			7,000	432,390

Global Fashion Group SA (acquired 8/2/13, cost $43,833) (Private) (Brazil)(F)(RES)(NON)			1,036	7,956

Gourmet Master Co., Ltd. (Taiwan)			71,000	538,306

Heineken Holding NV (Netherlands)			5,068	352,409

Heineken NV (Netherlands)			6,214	465,449

Henkel AG & Co. KGaA (Preference) (Germany)			7,888	940,695

Hershey Co. (The)			62,600	6,474,718

Imperial Brands PLC (United Kingdom)			46,431	2,019,829

Ingredion, Inc.			17,200	2,149,312

ITOCHU Corp. (Japan)			72,700	963,612

J Sainsbury PLC (United Kingdom)			200,579	614,554

Jardine Cycle & Carriage, Ltd. (Singapore)			13,500	382,132

JM Smucker Co. (The)			31,000	3,969,860

John B. Sanfilippo & Son, Inc.			171	12,037

K12, Inc.(NON)			864	14,826

Kao Corp. (Japan)			7,900	373,773

Kerry Group PLC Class A (Ireland)			12,125	867,030

Koninklijke Ahold Delhaize NV (Netherlands)			188,002	3,957,027

M Dias Branco SA (Brazil)			19,208	678,745

Marine Harvest ASA (Norway)			10,014	180,579

McDonald's Corp.			79,300	9,652,396

MEIJI Holdings Co., Ltd. (Japan)			4,200	329,480

METRO AG (Germany)			33,077	1,097,709

momo.com, Inc. (Taiwan)			147,000	882,281

Nestle SA (Switzerland)			31,391	2,251,554

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Nomad Foods, Ltd. (United Kingdom)(NON)			21,618	206,884

PepsiCo, Inc.			141,000	14,752,830

Philip Morris International, Inc.			5,700	521,493

Pool Corp.			11,800	1,231,212

Procter & Gamble Co. (The)			2,295	192,964

Reckitt Benckiser Group PLC (United Kingdom)			16,442	1,389,913

Recruit Holdings Co., Ltd. (Japan)			3,500	140,157

Sanderson Farms, Inc.			187	17,623

Sao Martinho SA (Brazil)			149,292	894,458

Seven & i Holdings Co., Ltd. (Japan)			5,500	209,309

Shiseido Co., Ltd. (Japan)			5,800	146,521

SMS Co., Ltd. (Japan)			11,500	254,603

Sodexo SA (France)			3,672	421,957

SPAR Group, Ltd. (The) (South Africa)			47,875	691,144

SpartanNash Co.			699	27,638

Starbucks Corp.			182,900	10,154,608

SUPERVALU, Inc.(NON)			1,891	8,831

Sysco Corp.			110,300	6,107,311

Tate & Lyle PLC (United Kingdom)			156,815	1,365,724

TreeHouse Foods, Inc.(NON)			233	16,820

Unilever PLC (United Kingdom)			2,249	90,972

US Foods Holding Corp.(NON)			800	21,984

Vector Group, Ltd.			594	13,508

WH Group, Ltd. (Hong Kong)			2,232,500	1,797,490

WM Morrison Supermarkets PLC (United Kingdom)			325,685	925,238

Wolseley PLC (United Kingdom)			4,317	263,744

X5 Retail Group NV GDR (Russia)(NON)			67,029	2,175,785

				126,566,967
Energy (4.2%)

Baker Hughes, Inc.			184,800	12,006,456

BP PLC (United Kingdom)			162,751	1,011,252

California Resources Corp.(NON)			48	1,022

Callon Petroleum Co.(NON)			930	14,294

Caltex Australia, Ltd. (Australia)			13,316	292,349

Cenovus Energy, Inc. (Canada)			21,800	329,834

Cheniere Energy, Inc.(NON)			6,500	269,295

Chevron Corp.			115,500	13,594,350

Dril-Quip, Inc.(NON)(S)			600	36,030

EnCana Corp. (Canada)			43,200	507,081

EOG Resources, Inc.			2,600	262,860

Exxon Mobil Corp.			264,235	23,849,851

FMC Technologies, Inc.(NON)			5,100	181,203

Gazprom Neft PAO ADR (Russia)			73,908	1,296,914

Gulfport Energy Corp.(NON)			366	7,920

Halcon Resources Corp.(NON)(S)			8,621	80,520

Indian Oil Corp., Ltd. (India)			156,353	746,824

JX Holdings, Inc. (Japan)			111,400	469,758

Koninklijke Vopak NV (Netherlands)			2,160	101,897

Lukoil PJSC ADR (Russia)			42,796	2,396,635

Milagro Oil & Gas, Inc. (Units)(F)			89	7,209

Nabors Industries, Ltd.			265,700	4,357,480

Neste OYJ (Finland)			9,489	364,269

Norsk Hydro ASA (Norway)			60,232	287,525

Northern Oil and Gas, Inc.(NON)			1,926	5,297

Occidental Petroleum Corp.			28,200	2,008,686

OMV AG (Austria)			77,354	2,724,928

Patterson-UTI Energy, Inc.			83,900	2,258,588

Petroleo Brasileiro SA ADR (Brazil)(NON)(S)			100,255	1,013,578

Phillips 66			2,100	181,461

QEP Resources, Inc.(NON)			168,200	3,096,562

Repsol SA (Spain)			117,504	1,652,751

Ring Energy, Inc.(NON)			1,605	20,849

Rowan Cos. PLC Class A(NON)(S)			131,800	2,489,702

Royal Dutch Shell PLC Class A (United Kingdom)			35,585	980,534

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)			21,305	579,110

Royal Dutch Shell PLC Class B (United Kingdom)			69,003	1,969,057

SandRidge Energy, Inc.(NON)			1,676	39,470

Schlumberger, Ltd.			123,837	10,396,116

Seventy Seven Energy, Inc.(NON)			5,485	246,825

Suncor Energy, Inc. (Canada)			17,800	581,998

Superior Energy Services, Inc.(S)			125,800	2,123,504

Synergy Resources Corp.(NON)			2,463	21,945

Total SA (France)			100,767	5,143,927

Vestas Wind Systems A/S (Denmark)			20,992	1,364,294

Woodside Petroleum, Ltd. (Australia)			58,229	1,306,872

				102,678,882
Financial (1.7%)

3i Group PLC (United Kingdom)			345,243	2,999,126

AerCap Holdings NV (Ireland)(NON)			8,200	341,202

Ally Financial, Inc.			112,200	2,134,044

Broadridge Financial Solutions, Inc.			23,300	1,544,790

CoreLogic, Inc.(NON)			32,800	1,208,024

DGB Financial Group, Inc. (South Korea)			70,093	566,327

Edelweiss Financial Services, Ltd. (India)			514,927	739,009

Eurazeo SA (France)			3,465	202,682

Euronext NV 144A (France)			4,625	190,753

Hana Financial Group, Inc. (South Korea)			30,750	793,805

HSBC Holdings PLC (United Kingdom)			293,154	2,370,334

Intercontinental Exchange, Inc.			4,250	239,785

Kennedy-Wilson Holdings, Inc.			17,762	364,121

Mizuho Financial Group, Inc. (Japan)			2,201,100	3,940,590

Morgan Stanley			433,800	18,328,050

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			591,753	1,217,459

Natixis SA (France)			37,511	211,514

Onex Corp. (Canada)			2,000	136,119

ORIX Corp. (Japan)			186,500	2,889,355

Radian Group, Inc.			1,566	28,157

Shriram Transport Finance Co., Ltd. (India)			55,795	697,638

UBS Group AG (Switzerland)			32,554	509,631

				41,652,515
Health care (6.9%)

Actelion, Ltd. (Switzerland)			1,676	362,264

AIN Holdings, Inc. (Japan)			2,700	178,463

Albany Molecular Research, Inc.(NON)			828	15,533

Alfresa Holdings Corp. (Japan)			29,100	479,761

Alkermes PLC(NON)			139	7,726

Allergan PLC(NON)			11,630	2,442,416

AmerisourceBergen Corp.			144,800	11,321,912

Amgen, Inc.			95,600	13,977,676

Aralez Pharmaceuticals, Inc. (Canada)(NON)			1,395	6,152

Ardelyx, Inc.(NON)			514	7,299

Aspen Pharmacare Holdings, Ltd. (South Africa)			38,615	796,822

Astellas Pharma, Inc. (Japan)			175,800	2,436,798

AstraZeneca PLC (United Kingdom)			31,481	1,707,318

Aurobindo Pharma, Ltd. (India)			80,756	795,412

Bayer AG (Germany)			20,284	2,116,148

Biogen, Inc.(NON)			15,500	4,395,490

Bruker Corp.			42,200	893,796

C.R. Bard, Inc.			34,600	7,773,236

Cardinal Health, Inc.			25,200	1,813,644

Celgene Corp.(NON)			27,300	3,159,975

Charles River Laboratories International, Inc.(NON)			30,000	2,285,700

Clinigen Group PLC (United Kingdom)			47,001	410,042

Cochlear, Ltd. (Australia)			7,755	684,602

Conmed Corp.			180	7,951

DaVita Inc.(NON)			4,100	263,220

Eagle Pharmaceuticals, Inc.(NON)			192	15,233

Eli Lilly & Co.			43,900	3,228,845

Emergent BioSolutions, Inc.(NON)			314	10,312

Fresenius SE & Co. KGaA (Germany)			5,173	404,085

Gilead Sciences, Inc.			59,000	4,224,990

GlaxoSmithKline PLC (United Kingdom)			233,129	4,452,102

Halyard Health, Inc.(NON)			202	7,470

HealthSouth Corp.			160	6,598

Hologic, Inc.(NON)			114,300	4,585,716

Horizon Pharma PLC(NON)			717	11,601

ICU Medical, Inc.(NON)			163	24,018

Integer Holdings Corp.(NON)			378	11,132

Intuitive Surgical, Inc.(NON)			550	348,794

Jazz Pharmaceuticals PLC(NON)			81	8,831

Johnson & Johnson			208,800	24,055,848

Lannett Co., Inc.(NON)			270	5,954

Lonza Group AG (Switzerland)			4,816	832,607

McKesson Corp.			41,174	5,782,888

Medicines Co. (The)(NON)			246	8,349

Medipal Holdings Corp. (Japan)			47,400	744,186

Merck & Co., Inc.			5,900	347,333

Merck KGaA (Germany)			3,809	397,510

Mitsubishi Tanabe Pharma Corp. (Japan)			31,000	607,239

Novartis AG (Switzerland)			47,874	3,482,290

Novo Nordisk A/S Class B (Denmark)			2,777	99,748

Omega Healthcare Investors, Inc.(R)			441	13,786

Pfizer, Inc.			430,000	13,966,400

PharMerica Corp.(NON)			153	3,848

Richter Gedeon Nyrt (Hungary)			66,421	1,401,778

Roche Holding AG (Switzerland)			16,511	3,762,084

Sanofi (France)			54,062	4,372,312

Shionogi & Co., Ltd. (Japan)			3,700	176,546

Shire PLC (United Kingdom)			20,902	1,184,436

Smith & Nephew PLC (United Kingdom)			1,975	29,425

Sonic Healthcare, Ltd. (Australia)			75,709	1,168,404

Sumitomo Dainippon Pharma Co., Ltd. (Japan)			21,800	374,324

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)(S)			2,309	243,068

Teva Pharmaceutical Industries, Ltd. (acquired 8/1/16, cost $166,613) (Israel)(RES)			3,092	111,693

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			20,690	750,013

Thermo Fisher Scientific, Inc.			4,600	649,060

UnitedHealth Group, Inc.			127,500	20,405,100

VCA, Inc.(NON)			22,800	1,565,220

VWR Corp.(NON)			1,526	38,196

Waters Corp.(NON)			300	40,317

WellCare Health Plans, Inc.(NON)			22,600	3,098,008

Zoetis, Inc.			70,100	3,752,453

				169,149,506
Insurance (2.8%)

Admiral Group PLC (United Kingdom)			15,812	354,568

Aflac, Inc.			66,400	4,621,440

Ageas (Belgium)			25,255	999,466

AIA Group, Ltd. (Hong Kong)			302,800	1,694,549

Alleghany Corp.(NON)			74	45,001

Allianz SE (Germany)			20,947	3,462,605

Allied World Assurance Co. Holdings AG			30,741	1,651,099

Allstate Corp. (The)			129,900	9,628,188

American Equity Investment Life Holding Co.			1,830	41,248

American Financial Group, Inc.			700	61,684

Amtrust Financial Services, Inc.			530	14,511

Aspen Insurance Holdings, Ltd.			18,300	1,006,500

Assured Guaranty, Ltd.			1,500	56,655

AXA SA (France)			101,831	2,569,594

Berkshire Hathaway, Inc. Class B(NON)			2,500	407,450

Cathay Financial Holding Co., Ltd. (Taiwan)			1,112,000	1,665,051

Challenger, Ltd. (Australia)			132,178	1,068,731

China Life Insurance Co., Ltd. (Taiwan)			1,057,000	1,047,734

Chubb, Ltd.			3,036	401,116

CNO Financial Group, Inc.			638	12,218

Dongbu Insurance Co., Ltd. (South Korea)			10,986	568,011

Employers Holdings, Inc.			590	23,364

Everest Re Group, Ltd.			700	151,480

Hanover Insurance Group, Inc. (The)			400	36,404

Hartford Financial Services Group, Inc. (The)			115,200	5,489,280

Heritage Insurance Holdings, Inc.			884	13,852

HomeServe PLC (United Kingdom)			15,814	120,003

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			22,530	586,545

Insurance Australia Group, Ltd. (Australia)			68,137	293,645

Legal & General Group PLC (United Kingdom)			54,101	164,780

Lincoln National Corp.			107,300	7,110,771

Maiden Holdings, Ltd. (Bermuda)			832	14,518

Mapfre SA (Spain)			175,812	536,493

Marsh & McLennan Cos., Inc.			4,600	310,914

Medibank Private, Ltd. (Australia)			41,418	84,210

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			2,021	382,236

National General Holdings Corp.			911	22,766

NN Group NV (Netherlands)			40,874	1,384,105

Ping An Insurance Group Co. of China, Ltd. (China)			373,500	1,858,273

Prudential Financial, Inc.			36,800	3,829,408

Prudential PLC (United Kingdom)			56,174	1,120,455

Reinsurance Group of America, Inc.			15,350	1,931,491

SCOR SE (France)			9,023	311,712

Swiss Life Holding AG (Switzerland)			7,021	1,986,508

Swiss Re AG (Switzerland)			37,073	3,512,332

Travelers Cos., Inc. (The)			2,500	306,050

Tryg A/S (Denmark)			6,631	119,898

Voya Financial, Inc.			111,500	4,373,030

Zurich Insurance Group AG (Switzerland)			1,971	541,358

				67,993,300
Investment banking/Brokerage (0.7%)

Ameriprise Financial, Inc.			51,900	5,757,786

Daiwa Securities Group, Inc. (Japan)			43,000	264,152

E*Trade Financial Corp.(NON)			183,538	6,359,592

Investor AB Class B (Sweden)			74,415	2,780,870

Lazard, Ltd. Class A			244	10,026

Macquarie Group, Ltd. (Australia)			5,166	325,641

Partners Group Holding AG (Switzerland)			1,964	919,163

				16,417,230
Real estate (2.4%)

AG Mortgage Investment Trust, Inc.(R)			241	4,124

AGNC Investment Corp.(R)			180,900	3,279,717

Agree Realty Corp.(R)			387	17,821

Aldar Properties PJSC (United Arab Emirates)(NON)			1,089,466	780,118

Annaly Capital Management, Inc.(R)			375,300	3,741,741

Apollo Commercial Real Estate Finance, Inc.(R)			593	9,856

Arbor Realty Trust, Inc.(R)			2,291	17,091

Arlington Asset Investment Corp. Class A			275	4,076

ARMOUR Residential REIT, Inc.(R)			162	3,514

Ashford Hospitality Trust, Inc.(R)			1,445	11,213

Ayala Corp. (Philippines)			39,050	574,435

Ayala Land, Inc. (Philippines)			879,200	565,279

Barratt Developments PLC (United Kingdom)			73,683	419,188

Brandywine Realty Trust(R)			87,678	1,447,564

Brixmor Property Group, Inc.(R)			56,500	1,379,730

Camden Property Trust(R)			21,400	1,799,098

CBL & Associates Properties, Inc.(R)			518	5,957

CBRE Group, Inc. Class A(NON)			47,100	1,483,179

Chesapeake Lodging Trust(R)			390	10,085

Chimera Investment Corp.(R)			100,298	1,707,072

Colony Capital, Inc. Class A(R)			698	14,135

Communications Sales & Leasing, Inc.(R)			674	17,126

Community Healthcare Trust, Inc.(R)			637	14,670

Corporate Office Properties Trust(R)			33,300	1,039,626

CYS Investments, Inc.(R)			787	6,084

DiamondRock Hospitality Co.(R)			1,690	19,486

Duke Realty Corp.(R)			103,500	2,748,960

Emaar Properties PJSC (United Arab Emirates)			867,452	1,679,592

EPR Properties(R)			215	15,431

Equity Commonwealth(NON)(R)			25,600	774,144

Equity Lifestyle Properties, Inc.(R)			15,800	1,139,180

Equity One, Inc.(R)			1,500	46,035

Equity Residential Trust(R)			94,800	6,101,328

Extra Space Storage, Inc.(R)			6,700	517,508

First Industrial Realty Trust(R)			464	13,015

Foxtons Group PLC (United Kingdom)			166,445	209,028

Goodman Group (Australia)(R)			54,068	278,944

Healthcare Realty Trust, Inc.(R)			512	15,524

Hersha Hospitality Trust(R)			397	8,536

Hibernia REIT PLC (Ireland)(R)			512,314	665,843

Highwoods Properties, Inc.(R)			25,200	1,285,452

Iida Group Holdings Co., Ltd. (Japan)			28,600	541,447

Invesco Mortgage Capital, Inc.(R)			403	5,884

Investors Real Estate Trust(R)			1,046	7,458

Japan Hotel REIT Investment Corp (Japan)(R)			166	111,474

Kerry Properties, Ltd. (Hong Kong)			259,500	699,223

LaSalle Hotel Properties(R)			512	15,601

Lexington Realty Trust(R)			2,072	22,378

Liberty Property Trust(R)			1,500	59,250

LTC Properties, Inc.(R)			547	25,698

Macerich Co. (The)(R)			24,800	1,756,832

MFA Financial, Inc.(R)			85,134	649,572

Mid-America Apartment Communities, Inc.(R)			25,126	2,460,338

Mitsubishi Estate Co., Ltd. (Japan)			11,000	218,049

Mitsui Fudosan Co., Ltd. (Japan)			26,000	599,960

National Health Investors, Inc.(R)			305	22,622

New World Development Co., Ltd. (Hong Kong)			1,084,000	1,136,238

Nomura Real Estate Holdings, Inc. (Japan)			24,400	414,177

One Liberty Properties, Inc.(R)			507	12,736

Persimmon PLC (United Kingdom)			28,764	627,660

Public Storage(R)			200	44,700

Quality Care Properties, Inc.(NON)(R)			47,700	739,350

Ramco-Gershenson Properties Trust(R)			606	10,047

Regency Centers Corp.(R)			1,300	89,635

Relo Group, Inc. (Japan)			3,100	442,676

Retail Properties of America, Inc. Class A(R)			45,400	695,982

Sekisui Chemical Co., Ltd. (Japan)			73,800	1,174,520

Select Income REIT(R)			383	9,652

Senior Housing Properties Trust(R)			56,000	1,060,080

Spirit Realty Capital, Inc.(R)			234,800	2,549,928

Starwood Property Trust, Inc.(R)			114,100	2,504,495

Sumitomo Realty & Development Co., Ltd. (Japan)			6,000	158,991

Sumitomo Warehouse Co., Ltd. (The) (Japan)			32,000	168,795

Summit Hotel Properties, Inc.(R)			1,323	21,208

Sun Hung Kai Properties, Ltd. (Hong Kong)			28,000	350,564

Surya Semesta Internusa Tbk PT (Indonesia)			17,770,200	572,384

Two Harbors Investment Corp.(R)			10,600	92,432

Universal Health Realty Income Trust(R)			128	8,396

VEREIT, Inc.(R)			220,700	1,867,122

Viva Energy REIT (Australia)(NON)(R)			15,980	27,722

Weingarten Realty Investors(R)			14,400	515,376

Wharf Holdings, Ltd. (The) (Hong Kong)			129,000	847,732

Wheelock and Co., Ltd. (Hong Kong)			239,000	1,341,580

WP Carey, Inc.(R)			11,800	697,262

				59,247,731
Technology (10.2%)

Adobe Systems, Inc.(NON)			86,000	8,853,700

Advanced Energy Industries, Inc.(NON)			437	23,926

Agilent Technologies, Inc.			146,200	6,660,872

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			53,344	4,684,137

Alphabet, Inc. Class A(NON)			41,001	32,491,242

Amadeus IT Holding SA Class A (Spain)			44,632	2,027,600

Amdocs, Ltd.			83,100	4,840,575

Apple, Inc.			191,668	22,198,988

Applied Materials, Inc.			392,700	12,672,429

AtoS SE (France)			19,915	2,100,884

Blucora, Inc.(NON)			871	12,847

Brocade Communications Systems, Inc.			236,600	2,955,134

CACI International, Inc. Class A(NON)			181	22,498

Check Point Software Technologies, Ltd. (Israel)(NON)			1,200	101,352

Cirrus Logic, Inc.(NON)			158	8,933

Cisco Systems, Inc.			261,200	7,893,464

CommerceHub, Inc. Ser. C(NON)			2,600	39,078

CompuGroup Medical SE (Germany)			11,325	464,245

Computer Sciences Corp.			112,000	6,655,040

Cray, Inc.(NON)			371	7,680

CSG Systems International, Inc.			400	19,360

CSRA, Inc.			42,600	1,356,384

Dell Technologies, Inc. - VMware, Inc. Class V(NON)			44,600	2,451,662

eBay, Inc.(NON)			301,501	8,951,565

EnerSys			260	20,306

Exide Industries, Ltd. (India)(NON)			273,667	723,827

Facebook, Inc. Class A(NON)			102,800	11,827,140

Fiserv, Inc.(NON)			3,700	393,236

Fitbit, Inc. Class A(NON)(S)			11,200	81,984

FormFactor, Inc.(NON)			1,684	18,861

Fujitsu, Ltd. (Japan)			15,000	83,089

Genpact, Ltd.(NON)			2,900	70,586

Hanwha Techwin Co., Ltd. (South Korea)			15,666	562,349

Hoya Corp. (Japan)			9,200	385,588

HP, Inc.			409,700	6,079,948

Infineon Technologies AG (Germany)			17,941	310,951

Instructure, Inc.(NON)			7,400	144,670

Integrated Device Technology, Inc.(NON)			434	10,225

Internet Initiative Japan, Inc. (Japan)			5,600	84,402

Intuit, Inc.			20,200	2,315,122

j2 Global, Inc.			195	15,951

L-3 Communications Holdings, Inc.			72,609	11,044,555

Lenovo Group, Ltd. (China)			280,000	168,629

LG Display Co., Ltd. (South Korea)			6,930	178,901

Maxim Integrated Products, Inc.			143,100	5,519,367

MaxLinear, Inc. Class A(NON)			752	16,394

Microsoft Corp.			508,509	31,598,749

Mixi, Inc. (Japan)			10,300	375,185

MKS Instruments, Inc.			410	24,354

Motorola Solutions, Inc.			32,000	2,652,480

MSCI, Inc.			600	47,268

Murata Manufacturing Co., Ltd. (Japan)			5,900	785,686

NCR Corp.(NON)			55,703	2,259,314

NEC Corp. (Japan)			149,000	393,626

NetEase, Inc. ADR (China)			2,600	559,884

Netscout Systems, Inc.(NON)			591	18,617

Nokia OYJ (Finland)			155,315	744,733

Nuance Communications, Inc.(NON)			101,200	1,507,880

NVIDIA Corp.(S)			113,400	12,104,316

NXP Semiconductor NV(NON)			1,700	166,617

ON Semiconductor Corp.(NON)			977	12,467

Open Text Corp. (Canada)			3,300	203,803

Paychex, Inc.			9,700	590,536

Perficient, Inc.(NON)			741	12,960

Plantronics, Inc.			111	6,078

Plexus Corp.(NON)			281	15,185

RIB Software AG (Germany)(S)			23,158	303,016

Samsung Electronics Co., Ltd. (South Korea)			4,376	6,465,794

Sanmina Corp.(NON)			544	19,938

Sartorius AG (Preference) (Germany)			4,314	319,419

SCREEN Holdings Co., Ltd. (Japan)			2,300	142,270

Sensata Technologies Holding NV(NON)			364	14,178

ServiceNow, Inc.(NON)			3,100	230,454

SK Hynix, Inc. (South Korea)			30,748	1,123,940

Sodick Co., Ltd. (Japan)			13,000	107,204

SoftBank Corp. (Japan)			8,200	541,342

Super Micro Computer, Inc.(NON)			492	13,801

SYNNEX Corp.			112	13,554

Synopsys, Inc.(NON)			2,600	153,036

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			1,048,350	5,870,799

Tencent Holdings, Ltd. (China)			238,700	5,793,291

Tessera Holding Corp.			350	15,470

Texas Instruments, Inc.			6,700	488,899

Tokyo Electron, Ltd. (Japan)			12,300	1,159,627

Tower Semiconductor, Ltd. (Israel)(NON)(S)			1,514	28,811

Tripod Technology Corp. (Taiwan)			607,000	1,365,264

Woodward, Inc.			314	21,682

Xerox Corp.			417,900	3,648,267

				249,469,470
Transportation (1.4%)

A. P. Moeller-Maersck A/S (Denmark)			624	992,855

Aegean Marine Petroleum Network, Inc. (Greece)(S)			2,074	21,051

Aena SA (Spain)			2,484	338,898

Aeroflot PJSC (Russia)(NON)			218,900	548,113

Air Canada (Canada)(NON)			17,400	177,156

Alaska Air Group, Inc.			202	17,923

ANA Holdings, Inc. (Japan)			326,000	876,854

Asia Aviation PCL NVDR (Thailand)			5,125,800	861,500

Central Japan Railway Co. (Japan)			18,000	2,956,398

ComfortDelgro Corp., Ltd. (Singapore)			90,500	153,733

Delta Air Lines, Inc.(S)			175,277	8,621,876

Deutsche Post AG (Germany)			86,842	2,851,738

DHT Holdings, Inc. (Bermuda)			2,173	8,996

easyJet PLC (United Kingdom)			9,723	120,261

Japan Airlines Co., Ltd. (Japan)			18,200	531,096

Matson, Inc.			167	5,910

Qantas Airways, Ltd. (Australia)			276,499	662,531

Royal Mail PLC (United Kingdom)			291,288	1,657,370

Southwest Airlines Co.			3,700	184,408

Spirit Airlines, Inc.(NON)			329	19,036

Transurban Group (Units) (Australia)			43,486	323,851

United Parcel Service, Inc. Class B			107,800	12,358,192

Wabtec Corp.			252	20,921

Yangzijiang Shipbuilding Holdings, Ltd. (China)			1,981,800	1,108,950

				35,419,617
Utilities and power (2.2%)

American Electric Power Co., Inc.			35,700	2,247,672

American Water Works Co., Inc.			1,700	123,012

AusNet Services (Units) (Australia)			172,126	196,055

Centrica PLC (United Kingdom)			297,111	855,996

China Water Affairs Group, Ltd. (China)			1,822,000	1,190,154

Chubu Electric Power Co., Inc. (Japan)			59,600	831,398

CLP Holdings, Ltd. (Hong Kong)			150,500	1,375,160

Concord New Energy Group, Ltd. (China)			27,980,000	1,454,704

E.ON SE (Germany)			167,810	1,170,439

Edison International			64,300	4,628,957

Endesa SA (Spain)			76,291	1,615,411

Enel SpA (Italy)			658,863	2,899,407

Energisa SA 144A (Units) (Brazil)			90,800	518,347

Entergy Corp.			168,024	12,344,723

Eversource Energy			1,700	93,891

Gas Natural SDG SA (Spain)			8,600	162,011

Great Plains Energy, Inc.			2,900	79,315

HK Electric Investments & HK Electric Investments, Ltd. (units) (Hong Kong)			157,500	129,857

Iberdrola SA (Spain)			57,829	379,214

NiSource, Inc.			105,200	2,329,128

PG&E Corp.			6,500	395,005

Power Grid Corp. of India, Ltd. (India)			295,133	797,261

PPL Corp.			134,400	4,576,320

RWE AG (Germany)(NON)			51,828	644,548

Southern Co. (The)			6,700	329,573

SSE PLC (United Kingdom)			17,976	343,634

Tenaga Nasional Bhd (Malaysia)			343,800	1,063,544

Texas Competitive Electric Holdings Co., Inc. (Rights)(F)			11,872	15,434

Toho Gas Co., Ltd. (Japan)			110,000	893,366

Tohoku Electric Power Co., Inc. (Japan)			53,800	678,848

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			50,200	202,323

Tokyo Gas Co., Ltd. (Japan)			92,000	415,308

UGI Corp.			143,750	6,624,000

Vectren Corp.			12,900	672,735

Veolia Environnement SA (France)			33,261	565,419

Vistra Energy Corp.			11,872	184,016

Westar Energy, Inc.			1,600	90,160

				53,116,345

Total common stocks (cost $1,304,673,636)				$1,460,083,494

CORPORATE BONDS AND NOTES (11.0%)(a)
			Principal amount	Value

Basic materials (0.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$235,000	$245,575

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			70,000	72,896

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			275,000	294,250

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			45,000	43,538

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			568,000	664,560

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			95,000	104,025

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			695,000	727,995

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			195,000	195,000

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			295,000	314,730

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			275,000	327,250

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			315,000	314,213

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			410,000	406,925

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			482,000	553,095

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			195,000	195,975

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			210,000	233,207

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			587,000	614,149

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			550,000	565,125

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			230,000	226,550

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			175,000	173,250

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			190,000	181,450

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			410,000	408,975

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			88,000	90,640

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			195,000	187,759

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			495,000	499,320

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			265,000	275,305

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			140,000	140,961

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)			210,000	212,100

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			280,000	278,600

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			120,000	119,700

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			25,000	23,250

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			167,000	171,593

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			245,000	257,250

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			485,000	556,538

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			719,000	735,178

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			486,000	476,280

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			70,000	73,542

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24			120,000	126,684

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			125,000	129,923

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			40,000	40,800

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			249,000	258,026

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			208,000	206,210

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			215,000	236,500

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			260,000	293,150

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			205,000	198,850

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19			135,000	153,955

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			130,000	120,802

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			175,000	183,750

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			180,000	157,911

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			19,000	18,580

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25			405,000	453,197

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			90,000	92,250

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			65,000	66,625

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			380,000	395,200

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			310,000	313,100

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			185,000	195,175

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			145,000	153,261

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			30,000	32,775

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			40,000	44,300

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			70,000	74,900

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			150,000	152,625

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			112,000	126,235

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			145,000	150,800

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			55,000	56,513

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			50,000	51,375

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			50,000	51,625

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			225,000	261,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			393,000	409,703

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			190,000	201,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			17,000	17,808

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			90,000	89,663

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			105,000	105,263

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			95,000	89,775

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			35,000	40,294

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			55,000	60,225

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			380,000	361,000

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			45,000	42,075

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			145,000	135,213

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			255,000	269,663

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			230,000	237,475

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			250,000	256,875

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			238,000	211,820

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			1,300,000	1,242,614

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			395,000	515,663

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			198,000	260,572

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			210,000	219,112

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			355,000	449,561

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			415,000	435,750

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			200,000	224,000

				21,632,370
Capital goods (0.5%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			430,000	427,850

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			225,000	227,250

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			174,000	192,488

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			210,000	206,325

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			205,000	205,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			430,000	451,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			110,000	113,850

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			240,000	247,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			75,000	75,375

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			80,000	84,600

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			76,000	79,040

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			225,000	228,938

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19			105,000	113,212

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			280,000	296,100

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)			45,000	45,225

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			305,000	334,070

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			885,000	916,524

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			100,000	112,000

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22			235,000	233,859

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			355,000	346,569

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42			150,000	141,813

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			100,000	98,389

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			155,000	188,673

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			120,000	129,629

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			250,000	233,140

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			400,000	412,000

L-3 Communications Corp. company guaranty sr. unsec. bonds 3.85%, 12/15/26			175,000	173,952

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			595,000	768,745

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			480,000	553,200

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			485,000	474,088

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			106,000	112,140

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			112,000	115,328

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			315,000	321,300

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			415,000	423,300

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			145,000	150,800

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			65,000	73,153

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8.25%, 2/15/21 (New Zealand)			34,679	35,806

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.38%, 7/15/21			445,000	455,013

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			230,000	244,519

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			394,000	406,923

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			100,000	98,125

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			97,000	99,183

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			350,000	365,750

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			129,000	134,966

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26			160,000	164,320

United Technologies Corp. sr. unsec. unsub. notes 4.50%, 6/1/42			130,000	139,153

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			250,000	254,375

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			415,000	427,969

				12,132,727
Communication services (1.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			140,000	159,775

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			1,340,000	1,236,366

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			505,000	506,289

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19			475,000	510,733

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			392,000	371,388

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			393,000	378,782

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17			885,000	886,212

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			56,000	61,460

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6.625%, 1/31/22			115,000	119,169

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			161,000	167,038

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			135,000	137,700

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			350,000	373,625

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			65,000	67,275

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			155,000	159,650

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			154,000	157,465

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			34,000	35,955

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			255,000	259,463

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			199,000	202,483

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			1,112,000	1,285,560

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			283,000	298,262

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6.50%, 1/15/17			890,000	891,252

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			120,000	110,620

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			393,000	536,017

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			35,000	44,994

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			185,000	238,862

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			420,000	424,429

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			875,000	941,719

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			166,000	177,205

Crown Castle International Corp. sr. unsec. unsub. bonds 4.45%, 2/15/26(R)			20,000	20,692

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			340,000	333,834

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			513,000	501,458

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			326,000	350,450

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			660,000	762,300

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			195,000	286,672

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	180,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			220,000	226,380

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			125,000	129,063

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			370,000	388,981

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			70,000	74,550

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			42,000	37,590

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			121,000	92,263

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			12,000	12,330

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			38,000	12,445

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			58,000	18,125

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			90,000	120,169

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			60,000	61,650

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			60,000	60,600

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			50,000	51,625

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)			132,000	139,381

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			52,000	53,885

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25			85,000	91,184

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)			166,000	225,744

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			250,000	256,250

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			400,000	410,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			675,000	666,563

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			87,000	92,111

Sprint Communications, Inc. sr. unsec. unsub. notes 8.375%, 8/15/17			157,000	162,888

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			234,000	257,985

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			418,000	446,215

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			589,000	625,813

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			910,000	911,702

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			557,000	589,724

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			90,000	96,188

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			174,000	180,743

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			60,000	63,375

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			10,000	10,688

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			62,000	64,713

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			280,000	295,400

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			205,000	271,120

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			500,000	488,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57%, 4/27/23 (Spain)			327,000	343,066

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)			120,000	138,963

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20			618,000	623,929

Verizon Communications, Inc. sr. unsec. unsub. notes 6.40%, 9/15/33			60,000	72,391

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			2,154,000	2,065,496

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			335,000	330,640

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			367,000	376,634

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			1,532,000	1,529,158

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			335,000	323,275

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			284,000	299,620

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			281,000	250,793

				27,215,812
Conglomerates (—%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			320,000	332,800

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44			170,000	182,491

				515,291
Consumer cyclicals (1.6%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			1,225,000	1,698,755

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			871,000	871,335

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			85,000	87,019

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			61,000	63,821

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			110,000	112,475

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			235,000	242,050

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			330,000	316,579

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			405,000	436,380

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			158,000	75,840

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			125,000	134,375

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26			80,000	86,160

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			245,000	250,513

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			367,000	368,064

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			365,000	393,507

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			286,000	308,165

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			80,000	81,200

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			363,000	490,991

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			794,000	736,516

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			75,000	78,750

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9.125%, 5/1/19			89,000	92,560

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			118,000	121,835

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			119,000	122,570

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			70,000	70,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			233,000	231,835

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			560,000	572,600

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			375,000	375,000

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			150,000	145,875

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			400,000	394,730

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			65,000	68,738

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26			750,000	714,089

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			210,000	222,600

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			395,000	431,763

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			565,000	582,849

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)			250,000	254,575

Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97			146,000	162,860

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			465,000	685,033

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			515,000	646,348

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			210,000	274,452

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8.125%, 1/15/20			480,000	552,382

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			110,000	121,603

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			525,000	506,054

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			855,000	822,100

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18			241,000	244,158

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17			222,000	224,085

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			137,000	135,903

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			55,000	53,660

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			861,000	851,473

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			179,000	187,950

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			110,000	114,719

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			260,000	258,050

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	227,000	177,522

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$460,000	482,026

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			155,000	150,350

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			45,000	43,650

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			410,000	411,976

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			89,000	99,107

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			421,000	455,376

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			463,000	487,909

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			395,000	415,970

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			50,000	49,260

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			169,000	138,158

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			155,000	160,425

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			465,000	473,138

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			425,000	430,313

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			75,000	81,000

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			400,000	394,500

JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			60,000	61,875

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			120,000	114,300

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			138,000	155,423

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			73,000	78,019

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			115,000	118,450

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			85,000	87,975

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			35,000	36,794

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			295,000	308,644

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			141,000	144,525

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			255,000	258,188

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			120,000	120,300

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			315,000	325,238

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			65,000	65,813

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			305,000	309,575

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			225,000	250,313

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			45,000	47,588

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			140,000	157,325

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			165,000	183,563

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			162,000	164,025

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			180,000	160,425

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			355,000	251,163

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			120,000	89,100

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			250,000	248,125

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			95,000	98,681

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			180,000	183,375

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			55,000	56,544

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			185,000	183,790

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			690,000	682,873

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			120,000	125,700

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			155,000	161,200

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			227,000	236,648

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			172,000	177,160

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			140,000	138,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			135,000	134,663

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			390,000	388,916

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			293,000	325,230

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			380,000	377,150

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			200,000	201,053

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25			110,000	105,777

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			535,000	544,363

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			80,000	81,600

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			320,000	326,400

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			240,000	253,885

S&P Global, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 1/22/27			665,000	621,778

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			165,000	168,300

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			820,000	815,900

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			50,000	42,500

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			140,000	150,150

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			530,000	541,925

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			157,000	164,261

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			277,000	283,233

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			110,000	114,125

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			6,000	6,368

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			85,000	89,675

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			340,000	349,350

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			30,000	31,275

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			140,000	139,650

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			101,000	103,525

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			107,000	107,268

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			125,000	125,625

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44			220,000	205,145

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			800,000	795,457

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			270,000	251,511

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			45,000	42,975

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			885,000	884,780

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			150,000	152,438

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			42,000	43,890

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			285,000	272,531

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21			210,000	218,647

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			105,000	109,914

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			540,000	731,811

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			80,000	81,259

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			30,000	31,614

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			195,000	195,975

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			165,000	158,813

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			210,000	230,260

				38,308,431
Consumer staples (0.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			335,000	350,075

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			80,000	81,800

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19			5,000	5,900

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			138,000	145,174

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			545,000	545,626

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			1,527,000	1,650,488

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			1,158,000	1,175,590

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			1,125,000	1,131,463

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			321,000	320,712

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			355,000	533,882

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			350,000	344,472

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			300,000	314,250

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			260,000	271,700

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			197,000	192,075

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8.50%, 6/15/19			13,000	14,894

Cargill, Inc. 144A sr. unsec. notes 4.10%, 11/1/42			185,000	178,188

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			230,000	234,600

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			409,000	420,248

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.20%, 11/1/23			205,000	211,706

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			135,000	131,900

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			129,000	145,491

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			438,000	475,637

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			885,000	892,757

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			10,472	11,609

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			160,804	169,244

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			145,000	152,613

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			416,000	416,612

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			470,000	448,183

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			308,000	390,253

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			226,000	249,115

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			86,000	87,398

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			235,000	232,943

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			59,000	60,475

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			505,000	492,967

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			200,000	203,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			200,000	204,250

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			340,000	427,160

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			180,000	219,033

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38			340,000	434,742

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			535,000	529,316

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			125,000	125,313

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			155,000	157,325

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37			56,000	69,700

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			174,000	200,556

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			1,030,000	1,075,093

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46			65,000	59,214

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			879,000	879,335

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			90,000	89,775

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			126,000	130,410

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			115,000	117,875

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			196,000	196,980

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			295,000	317,125

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			132,000	134,513

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			188,000	194,933

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			42,625	30,264

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			25,000	24,540

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			240,000	244,463

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			190,000	208,050

				18,753,005
Energy (1.4%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			270,000	279,450

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			225,000	267,787

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			215,000	241,090

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			80,000	81,900

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			178,000	179,780

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			126,000	128,835

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			15,000	15,722

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			124,000	125,948

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			119,000	105,018

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			19,000	17,148

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			270,000	262,251

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			185,000	185,371

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			885,000	886,925

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			492,000	437,880

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			1,185,000	1,202,641

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			70,000	72,450

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			355,000	395,814

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			115,000	99,586

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			300,000	306,093

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			420,000	453,075

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			55,000	56,100

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			871,000	869,032

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			459,000	474,491

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			825,000	823,358

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			76,000	78,755

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			885,000	880,473

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			65,000	59,963

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			345,000	348,240

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			185,000	181,300

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			270,000	266,625

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			195,000	175,500

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			287,000	310,678

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			158,000	156,997

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			300,000	380,653

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			260,000	261,482

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			100,000	98,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			205,000	218,838

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			618,000	568,560

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			140,000	150,458

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			30,000	29,587

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			255,000	265,838

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			225,000	262,062

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			295,000	307,538

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			60,000	76,831

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			435,000	450,769

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			90,000	90,675

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25			110,000	106,670

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			110,000	99,550

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			130,000	120,250

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			340,000	367,415

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			265,000	282,225

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			210,000	220,500

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			105,000	107,058

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			245,000	164,150

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			75,000	76,875

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			215,000	220,375

Parsley Energy, LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			90,000	90,306

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			400,000	397,835

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			375,000	404,531

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			3,088,000	2,964,480

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4.875%, 3/17/20 (Brazil)			695,000	687,147

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			515,000	198,275

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			300,000	249,000

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			250,000	227,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,125,000	1,161,917

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			250,000	242,403

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,280,000	1,166,080

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17			885,000	889,937

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			10,000	9,350

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			95,000	100,225

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			355,000	371,863

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			90,000	87,750

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			135,000	132,638

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			285,000	305,663

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			1,125,000	1,134,844

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			540,000	581,850

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			361,000	18,953

SandRidge Energy, Inc. escrow company guaranty notes 8.75%, 6/1/20(F)			175,000	350

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			105,000	112,088

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			180,000	190,800

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22 (In default)(NON)(F)			80,000	8

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19 (In default)(NON)(F)			179,000	18

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.20%, 3/22/17 (Netherlands)			950,000	957,774

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)			110,000	109,660

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			223,000	227,460

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			135,000	127,238

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			145,000	149,350

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			68,000	69,190

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			310,000	313,875

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			455,000	435,196

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			110,000	122,577

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			155,000	153,450

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			75,000	74,438

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			42,000	840

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			90,000	91,913

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55%, 6/28/17 (France)			871,000	872,433

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			75,000	22,500

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			147,000	148,317

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			68,000	67,490

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			210,000	210,821

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			235,000	283,763

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21			30,000	34,275

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			11,000	12,540

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20			360,000	384,631

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			127,000	128,309

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			345,000	346,825

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			56,000	57,760

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			583,000	588,703

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			234,000	236,633

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			75,000	83,813

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			275,000	295,625

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			344,000	352,600

				34,038,445
Financials (3.0%)

ABN Amro Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)			420,000	417,939

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			135,000	139,056

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			885,000	897,262

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			165,000	159,225

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			357,000	414,091

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			101,000	114,383

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			269,000	301,616

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			146,000	151,475

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			535,000	533,663

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			109,000	118,946

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			230,000	218,500

American Express Co. sr. unsec. bonds 8.125%, 5/20/19			750,000	853,042

American Express Co. sr. unsec. notes 7.00%, 3/19/18			617,000	655,681

American Express Co. sr. unsec. notes 6.15%, 8/28/17			1,053,000	1,084,416

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			387,000	489,555

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	211,325

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			425,000	416,764

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			305,000	324,825

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			185,000	185,022

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			465,000	470,231

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			75,000	78,375

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27			1,055,000	1,007,209

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			1,227,000	1,229,823

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			115,000	113,505

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			565,000	565,755

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			1,030,000	1,203,898

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2.50%, 1/11/17 (Canada)			871,000	871,210

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969%, 6/20/17			270,000	270,915

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			505,000	501,507

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			885,000	884,611

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.20%, 3/10/17 (Japan)			895,000	894,945

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			262,000	324,419

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			90,000	92,575

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			215,000	218,346

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1.375%, 3/17/17 (France)			1,056,000	1,056,043

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)			110,000	110,604

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			450,000	473,077

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			325,000	330,239

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			190,000	204,508

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			170,000	188,251

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			610,000	651,367

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			190,000	190,632

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			236,000	243,354

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			137,000	141,328

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			339,000	337,771

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			62,000	63,318

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			87,000	89,610

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			118,000	125,375

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18			109,000	112,951

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			342,000	356,535

CIT Group, Inc. 144A sr. unsec. notes 6.625%, 4/1/18			213,000	224,449

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			146,000	154,030

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			14,000	14,158

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			324,000	320,015

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			42,000	42,525

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25			160,000	175,842

Citigroup, Inc. jr. unsec. unsub. FRN Ser. T, 6.25%, perpetual maturity			376,000	386,904

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			405,000	404,494

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			815,000	915,571

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18			385,000	384,715

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1.125%, 3/13/17			1,210,000	1,210,097

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3.375%, 1/19/17 (Netherlands)			792,000	792,722

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			85,000	87,338

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			348,000	351,480

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			490,000	476,525

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			75,000	87,339

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			190,000	105,450

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			100,000	115,875

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			16,000	17,051

E*Trade Financial Corp. sr. unsec. unsub. notes 5.375%, 11/15/22			140,000	148,150

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			170,000	173,400

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			380,000	393,971

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			235,000	233,825

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			385,000	374,413

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			156,000	145,470

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			230,000	242,620

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			1,586,000	1,661,981

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			335,000	371,111

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19			930,000	936,828

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			494,000	496,937

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			122,000	149,701

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			100,000	110,929

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)			195,000	200,243

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			155,000	152,837

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			110,000	107,222

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			833,000	1,228,675

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			688,000	773,340

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			130,000	130,550

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			30,000	29,925

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			234,000	247,200

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			322,000	328,843

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			174,000	172,695

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			1,960,000	2,148,899

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			45,000	48,263

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			146,000	158,228

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			55,000	55,206

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			488,000	498,033

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			363,000	375,887

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			690,000	677,217

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			882,000	885,269

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27			1,350,000	1,309,751

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26			115,000	117,375

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			962,000	967,733

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			160,000	151,066

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			355,000	399,808

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			1,054,000	1,185,750

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			479,000	493,297

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			200,000	203,530

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			185,000	198,875

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			305,000	306,130

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			330,000	358,861

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23			155,000	155,675

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			100,000	104,750

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			385,000	400,322

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			255,000	261,947

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17			966,000	973,276

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)			115,000	120,319

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.641%, 12/9/19 (Australia)			725,000	726,724

National Australia Bank, Ltd./New York sr. unsec. notes 2.30%, 7/25/18 (Australia)			475,000	478,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			220,000	227,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			310,000	313,875

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 9.375%, 8/15/39			135,000	202,896

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			243,000	251,201

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			250,000	197,813

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			125,000	130,313

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			120,000	125,100

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			515,000	502,492

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1.125%, 1/27/17			890,000	890,065

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			234,000	250,436

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			346,000	338,215

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			284,000	285,775

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			160,000	172,200

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			388,000	402,065

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			144,000	142,740

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			75,000	80,380

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			885,000	890,907

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			285,000	303,618

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			205,000	194,238

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			515,000	524,428

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			400,000	403,017

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			280,000	274,485

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17 (United Kingdom)			950,000	949,894

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			355,000	361,738

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			220,000	238,700

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95%, 2/7/17 (Russia)			320,000	320,816

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			35,000	35,067

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			35,000	35,150

Simon Property Group LP sr. unsec. unsub. notes 2.20%, 2/1/19(R)			760,000	766,180

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			802,000	801,634

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)			375,000	378,483

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			95,000	103,313

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			90,000	90,675

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2.875%, 4/4/17 (Sweden)			458,000	460,142

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			255,000	249,022

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			570,000	604,200

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			56,000	48,860

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			72,000	70,332

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			110,000	144,471

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			240,000	247,200

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			206,000	203,178

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			508,000	515,554

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			1,045,000	1,045,353

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			235,000	239,700

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			410,000	412,050

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			85,000	86,275

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			2,000,000	2,131,295

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			300,000	308,625

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,976,000	2,075,511

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			400,000	430,000

Wachovia Corp. sr. unsec. notes 5.75%, 6/15/17			95,000	96,809

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			125,000	129,063

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			440,000	457,600

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17			871,000	873,468

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			220,000	235,768

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			245,000	237,836

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			95,000	95,917

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			290,000	291,450

				72,802,698
Health care (0.7%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			14,000	13,867

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			240,000	237,483

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20			820,000	820,214

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			220,000	226,875

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			140,000	139,125

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			403,000	395,639

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			201,000	204,017

Actavis Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)			595,000	598,440

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			255,000	255,000

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			345,000	356,030

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			885,000	887,887

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			270,000	348,520

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			885,000	912,702

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			465,000	477,307

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			245,000	258,169

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			290,000	304,906

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			65,000	63,456

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			180,000	181,800

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			484,000	336,380

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			235,000	249,778

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			180,000	57,600

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			45,000	38,025

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			227,000	201,463

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			389,000	411,368

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			120,000	102,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.50%, 2/1/25 (Ireland)			310,000	259,625

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			285,000	249,731

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			120,000	123,600

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			370,000	382,488

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			532,000	581,210

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			260,000	267,475

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			244,000	250,100

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			48,000	54,480

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			50,000	50,125

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			180,000	192,600

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			554,000	585,701

Kinetic Concepts, Inc./KCI USA, Inc. 144A notes 9.625%, 10/1/21			145,000	153,338

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			125,000	111,875

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			85,000	87,550

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18			763,000	762,208

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			140,000	142,100

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			530,000	504,163

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			534,000	541,091

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			168,000	174,720

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			445,000	463,913

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			130,000	121,464

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			105,000	106,838

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			82,000	81,283

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20			185,000	186,388

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			305,000	322,538

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			31,000	31,310

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			174,000	182,265

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			259,000	238,779

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			396,000	415,210

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21			310,000	335,001

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			55,000	57,791

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			245,000	238,383

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			245,000	243,474

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			160,000	120,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			363,000	274,065

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			14,000	10,850

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			85,000	63,750

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			305,000	257,725

				17,303,458
Technology (0.5%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			150,000	154,696

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			15,000	15,143

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			262,000	269,158

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			314,000	301,507

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			115,000	49,450

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			305,000	266,875

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15%, 3/14/17			395,000	396,747

Cisco Systems, Inc. sr. unsec. unsub. notes 1.10%, 3/3/17			401,000	400,946

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			130,000	137,800

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,272,000	1,412,146

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			187,000	230,251

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			1,151,000	1,220,911

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			45,000	47,877

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			885,000	885,368

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			105,000	107,899

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			170,000	185,153

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			385,000	410,025

First Data Corp. 144A notes 5.75%, 1/15/24			225,000	232,173

First Data Corp. 144A sr. notes 5.375%, 8/15/23			180,000	186,750

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			390,000	372,920

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			300,000	317,535

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			525,000	540,750

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			365,000	380,513

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			65,000	68,088

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			890,000	891,338

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			231,000	245,438

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			80,000	84,400

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			84,000	89,970

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			180,000	187,650

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			125,000	138,438

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			355,000	335,367

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41			60,000	71,902

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19			250,000	265,204

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			550,000	522,066

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			355,000	350,705

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			200,000	202,000

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			295,000	320,813

				12,295,972
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			480,000	460,800

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			105,000	123,437

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			95,000	115,818

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			240,000	232,622

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			86,256	95,529

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			45,000	44,855

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			113,000	108,115

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26			155,483	156,066

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			561,000	580,635

				1,917,877
Utilities and power (0.5%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			99,000	115,088

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			435,000	432,825

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			59,000	58,410

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			227,000	253,105

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			465,000	486,196

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			35,000	36,786

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			7,000	8,742

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			125,000	135,855

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			325,000	313,625

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			42,000	43,890

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			34,000	35,615

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			30,000	31,842

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			624,000	687,027

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			130,000	130,349

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			15,000	14,325

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			315,000	320,513

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			10,000	9,225

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			515,000	544,407

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			5,000	6,201

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			165,000	179,509

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26			303,000	297,858

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			505,000	517,065

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			104,000	115,960

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			410,000	423,325

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			155,000	164,911

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			85,000	92,118

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			75,000	80,310

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			531,000	548,945

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21			220,000	183,700

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			143,000	97,598

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			42,000	43,785

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			255,000	254,169

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			270,000	274,095

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			155,000	153,753

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			157,000	192,396

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			235,000	311,821

Nevada Power Co. mtge. notes 7.125%, 3/15/19			115,000	127,836

NiSource Finance Corp. company guaranty sr. unsec. notes 6.125%, 3/1/22			75,000	86,495

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			119,000	124,058

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			285,000	269,325

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			185,000	184,075

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			205,000	201,374

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42			45,000	52,782

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			80,000	85,438

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			405,000	388,297

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34			112,000	140,164

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			425,000	448,307

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			15,000	15,102

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			75,000	89,958

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			775,000	662,625

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			157,000	172,709

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			109,000	112,543

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			72,000	73,060

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			185,000	187,313

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			90,000	900

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			411,000	425,596

Toledo Edison Co. (The) sr. mtge. bonds 7.25%, 5/1/20			20,000	22,127

Union Electric Co. sr. notes 6.40%, 6/15/17			140,000	143,154

				11,608,582

Total corporate bonds and notes (cost $264,194,635)				$268,524,668

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)

Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46			$984,719	$1,074,675
3.50%, TBA, 1/1/47			31,000,000	32,235,158

				33,309,833
U.S. Government Agency Mortgage Obligations (3.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, 9/1/45			723,873	767,956

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/47			11,000,000	12,430,000
4.50%, with due dates from 2/1/39 to 4/1/39			75,917	82,129
4.00%, TBA, 1/1/47			26,000,000	27,332,500
3.50%, with due dates from 10/1/45 to 9/1/46			1,897,352	1,955,260
3.50%, TBA, 1/1/47			1,000,000	1,025,000
3.00%, 6/1/46			1,957,861	1,952,738
3.00%, TBA, 1/1/47			23,000,000	22,867,032
3.00%, TBA, 1/1/32			17,000,000	17,447,578

				85,860,193

Total U.S. government and agency mortgage obligations (cost $119,474,929)				$119,170,026

MORTGAGE-BACKED SECURITIES (2.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 3.256%, 7/25/25 (Bermuda)			$19,997	$20,140

Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM, 21.216%, 11/15/35			77,335	113,126
IFB Ser. 3249, Class PS, 19.952%, 12/15/36			47,793	67,594
IFB Ser. 3065, Class DC, 17.748%, 3/15/35			66,890	97,968
IFB Ser. 2990, Class LB, 15.147%, 6/15/34			72,391	88,570
Ser. 3562, Class JC 4.000%, 08/15/24(i)			77,861	82,748
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 3.406%, 10/25/24			152,627	153,863
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.356%, 12/25/27			938,507	956,986
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 2.956%, 10/25/28			531,000	538,009
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 2.956%, 3/25/25			308,918	310,542
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 2.006%, 10/25/28			354,737	355,129
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1.956%, 11/25/28			213,505	213,728
Ser. 3326, Class WF, zero %, 10/15/35			1,709	1,267
Ser. 1208, Class F, PO, zero %, 2/15/22			432	391

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 35.363%, 7/25/36			22,436	41,478
IFB Ser. 06-8, Class HP, 21.794%, 3/25/36			40,545	64,485
IFB Ser. 07-53, Class SP, 21.428%, 6/25/37			66,379	98,799
IFB Ser. 05-75, Class GS, 17.982%, 8/25/35			51,380	67,749
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			1,976,464	184,621
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.106%, 1/25/29			227,426	227,933
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.956%, 7/25/24			128,364	128,585
FRB Ser. 01-50, Class B1, IO, 0.388%, 10/25/41			665,794	7,923
Ser. 01-79, Class BI, IO, 0.306%, 3/25/45			283,063	2,632
FRB Ser. 02-W8, Class 1, IO, 0.301%, 6/25/42			455,871	5,425
Ser. 03-34, Class P1, PO, zero %, 4/25/43			14,977	12,405

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			764,133	160,162
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			28,187	3,772
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			159,240	30,112
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			220,286	12,653
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,438,498	248,044
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			3,709,567	401,746
Ser. 15-H25, Class BI, IO, 2.445%, 10/20/65			5,916,162	662,610
Ser. 15-H26, Class EI, IO, 1.71%, 10/20/65			3,272,975	315,515
Ser. 15-H24, Class BI, IO, 1.605%, 8/20/65			6,525,488	400,012

				6,076,722
Commercial mortgage-backed securities (1.4%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.297%, 1/15/49			438,482	1,578

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.329%, 2/10/51			4,097,328	8,155

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.42%, 11/10/41			101,923	1,178
FRB Ser. 04-4, Class XC, IO, 0.028%, 7/10/42			49,011	17
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			1,665,548	167

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-T18, Class D, 5.134%, 2/13/42			20,888	20,816
FRB Ser. 04-PR3I, Class X1, IO, 0.201%, 2/11/41			24,927	125

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			435,000	152,250
FRB Ser. 06-PW11, Class C, 5.436%, 3/11/39			261,000	65,250
FRB Ser. 06-PW14, Class X1, IO, 0.532%, 12/11/38			1,072,980	12,060

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.514%, 7/15/29			67,752	1,676

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.36%, 12/11/49			755,960	302

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.18%, 4/15/44			295,000	129,889
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47			562,000	558,967

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.104%, 11/10/46			530,000	558,540
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			382,000	390,843
FRB Ser. 14-GC19, Class XA, IO, 1.239%, 3/10/47			1,897,310	115,337

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.437%, 10/15/49			6,095,182	14,628

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65%, 12/10/49			725,000	727,683
FRB Ser. 14-CR18, Class C, 4.737%, 7/15/47			1,626,000	1,657,544
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47			1,156,000	1,097,641
Ser. 13-CR13, Class AM, 4.449%, 12/10/23			325,000	346,645
Ser. 12-CR2, Class AM, 3.791%, 8/15/45			341,000	354,711
FRB Ser. 14-LC15, Class XA, IO, 1.363%, 4/10/47			15,168,638	897,983
FRB Ser. 14-CR17, Class XA, IO, 1.163%, 5/10/47			6,738,889	366,596
FRB Ser. 14-UBS6, Class XA, IO, 1.052%, 12/10/47			7,000,739	378,740

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46			458,000	305,257
FRB Ser. 06-C8, Class XS, IO, 0.566%, 12/10/46			8,599,624	1,857

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.467%, 2/15/40			10,124,597	25,646
FRB Ser. 07-C2, Class AX, IO, 0.067%, 1/15/49			7,045,995	56

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			46,121	47,966
FRB Ser. 03-C3, Class AX, IO, 1.996%, 5/15/38			95,836	6

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			1,515,000	1,235,437

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.365%, 12/15/49			1,061,000	1,021,163

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49			16,099	16,099

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.542%, 7/10/44			431,000	434,542
FRB Ser. 11-LC3A, Class D, 5.345%, 8/10/44			996,000	1,010,741

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.073%, 7/10/45			1,129,796	3

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			235,333	231,568

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.216%, 12/10/49			20,108,448	32,041

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.602%, 5/10/43			297,221	579

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.595%, 2/10/46			3,941,944	283,623

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			436,000	395,321

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			914,000	879,999
FRB Ser. 14-GC22, Class XA, IO, 1.048%, 6/10/47			8,223,968	439,160

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.654%, 1/10/45			209,000	203,796
FRB Ser. 11-GC3, Class D, 5.633%, 3/10/44			1,128,000	1,152,929
FRB Ser. 11-GC5, Class C, 5.40%, 8/10/44			450,000	480,989
FRB Ser. 13-GC12, Class D, 4.476%, 6/10/46			739,000	639,974
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			32,919	—

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.612%, 10/15/45			601,000	614,342

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C17, Class XA, IO, 1.013%, 1/15/47			8,933,127	403,867

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.415%, 12/15/47			165,000	164,274
FRB Ser. 12-LC9, Class E, 4.415%, 12/15/47			537,000	496,242

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.152%, 2/12/51			51,000	51,383
FRB Ser. 05-LDP5, Class F, 5.524%, 12/15/44			644,000	644,000
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			266,089	268,018
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49			122,507	122,539
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			13,885	13,894
FRB Ser. 13-LC11, Class XA, IO, 1.431%, 4/15/46			17,738,156	1,063,935
FRB Ser. 06-CB17, Class X, IO, 0.616%, 12/12/43			1,268,550	8,355
FRB Ser. 06-LDP8, Class X, IO, 0.351%, 5/15/45			1,055,208	194
FRB Ser. 07-LDPX, Class X, IO, 0.274%, 1/15/49			4,168,602	27,562

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.252%, 2/12/51			260,000	228,800
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45			943,000	866,900
FRB Ser. 12-C8, Class D, 4.66%, 10/15/45			594,000	569,111
FRB Ser. 05-CB12, Class X1, IO, 0.397%, 9/12/37			273,330	968

LB-UBS Commercial Mortgage Trust
Ser. 06-C1, Class AJ, 5.276%, 2/15/41			497,979	498,078
FRB Ser. 07-C2, Class XW, IO, 0.482%, 2/15/40			457,461	419

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.485%, 9/15/39			6,383,116	36,392
FRB Ser. 05-C7, Class XCL, IO, 0.341%, 11/15/40			393,327	2,901
FRB Ser. 05-C5, Class XCL, IO, 0.328%, 9/15/40			1,193,280	9,692
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			118,186	7

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.243%, 4/20/48			788,000	683,157

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.548%, 8/12/39			191,758	964
FRB Ser. 05-MCP1, Class XC, IO, 0.012%, 6/12/43			153,152	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.741%, 5/15/44			12,121	130
FRB Ser. 06-C4, Class X, IO, 4.409%, 7/15/45			109,022	1,570

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45			652,000	669,343
FRB Ser. 14-C17, Class XA, IO, 1.254%, 8/15/47			5,690,699	342,637

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.643%, 6/11/42			234,000	237,908
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			312,000	185,908
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			152,000	149,477

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.155%, 7/15/49			647,000	661,622
FRB Ser. 11-C3, Class E, 5.155%, 7/15/49			545,000	549,487

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958%, 8/10/49			284,000	294,224
FRB Ser. 12-C4, Class XA, IO, 1.76%, 12/10/45			9,314,484	670,029

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.29%, 10/15/44			400,000	397,307
FRB Ser. 06-C29, IO, 0.311%, 11/15/48			5,392,190	216
FRB Ser. 07-C34, IO, 0.294%, 5/15/46			3,499,206	6,648

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.059%, 6/15/45			5,092,449	1,018
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			120,724	12

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.296%, 7/15/46			280,000	295,819
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46			408,000	409,673
FRB Ser. 14-LC16, Class XA, IO, 1.438%, 8/15/50			1,344,020	86,017

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			655,000	585,602

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			446,000	446,535
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			256,000	272,630
Ser. 13-C11, Class AS, 3.311%, 3/15/45			412,000	412,515
FRB Ser. 13-C17, Class XA, IO, 1.52%, 12/15/46			6,535,584	369,914
FRB Ser. 14-C22, Class XA, IO, 0.934%, 9/15/57			18,676,329	923,731

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			515,000	515,309
FRB Ser. 11-C3, Class D, 5.64%, 3/15/44			819,000	830,466
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			732,000	748,177
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			524,000	458,354
Ser. 14-C19, Class D, 4.234%, 3/15/47			272,000	219,719
FRB Ser. 12-C9, Class XA, IO, 2.099%, 11/15/45			6,403,835	519,287
FRB Ser. 12-C10, Class XA, IO, 1.699%, 12/15/45			4,745,146	330,926
FRB Ser. 13-C12, Class XA, IO, 1.38%, 3/15/48			1,619,392	88,872
FRB Ser. 12-C9, Class XB, IO, 0.704%, 11/15/45			10,038,000	364,379

				35,519,529
Residential mortgage-backed securities (non-agency) (0.5%)

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.507%, 6/25/46			1,664,388	1,448,018
FRB Ser. 05-27, Class 1A1, 1.468%, 8/25/35			298,364	223,653
FRB Ser. 05-59, Class 1A1, 1.069%, 11/20/35			825,046	708,145
FRB Ser. 06-OA10, Class 4A1, 0.946%, 8/25/46			1,941,849	1,561,052

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 7.106%, 9/25/28			280,000	322,014
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 5.906%, 11/25/28			400,000	433,972

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.656%, 10/25/28			1,090,000	1,206,211
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.456%, 4/25/28			1,550,000	1,707,302
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.306%, 4/25/28			470,000	512,549
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 6.056%, 10/25/28			430,000	470,090
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.756%, 7/25/25			650,000	699,897
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.756%, 7/25/25			20,000	21,544
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 5.206%, 1/25/29			340,000	352,967

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 1.581%, 8/25/34			292,046	283,284

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.997%, 8/26/47			160,000	121,600

New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, 1.881%, 10/25/33			305,776	294,891

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 0.916%, 4/25/36			325,960	319,643

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 2.676%, 12/25/36			501,460	461,070
FRB Ser. 05-AR9, Class A1C3, 1.716%, 7/25/45			469,138	438,832
FRB Ser. 05-AR19, Class A1C3, 1.256%, 12/25/45			115,307	104,214
FRB Ser. 05-AR13, Class A1C3, 1.246%, 10/25/45			292,042	253,895
FRB Ser. 04-AR12, Class A2B, 1.216%, 10/25/44			568,587	528,672
FRB Ser. 05-AR11, Class A1B3, 1.156%, 8/25/45			671,340	614,455

				13,087,970

Total mortgage-backed securities (cost $55,749,687)				$54,684,221

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$1,015,000	$969,229

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			428,000	448,361

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			490,000	504,700

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	3,896	1,152,584

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$959,000	1,042,313

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			615,000	704,298

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			189,000	194,198

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			200,000	202,599

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			200,000	217,000

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			430,000	433,360

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			200,000	206,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	330,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			285,000	277,875

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,200,000	1,290,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			270,000	266,427

Total foreign government and agency bonds and notes (cost $9,029,277)				$8,240,194

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	4/5/17	$0.00	16,633	$582,499

Halcon Resources Corp.	9/9/20	14.04	2,341	5,384

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	12/18/17	0.00	70,800	242,571

Herfy Food Services Co. 144A (Saudi Arabia)	12/5/17	0.00	27,480	574,359

Joyoung Co., Ltd. 144A (China)	11/20/17	0.00	42,900	111,301

Seventy Seven Energy, Inc.	8/1/21	23.82	690	14,145

Shenzen Airport Co. 144A (China)	7/14/17	0.00	484,800	558,083

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	263,700	1,308,350

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	281,300	792,959

Total warrants (cost $4,217,533)				$4,189,651

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			$386,811	$334,592

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)			651,923	718,745

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			639,819	644,418

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			91,820	92,451

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			174,036	174,009

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			186,598	162,574

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			133,943	129,171

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			242,416	210,682

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			299,250	301,794

Total senior loans (cost $2,756,626)				$2,768,436

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.525%, 2/25/17 (acquired 2/4/16, cost $2,287,000)(RES)			$2,287,000	$2,287,000

Total asset-backed securities (cost $2,287,000)				$2,287,000

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

IShares MSCI Emerging Market ETF (Put)	Feb-17/$34.50		$409,405	$337,861

USD/JPY (Call)	May-17/JPY118.00		9,692,100	242,884

Total purchased options outstanding (cost $602,208)				$580,745

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			$83,000	$161,798

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			106,000	104,476

SandRidge Energy, Inc. cv. company guaranty sr. unsec. sub. notes zero %, 10/4/20			39,533	49,243

Total convertible bonds and notes (cost $204,081)				$315,517

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,578	$215,381

Total convertible preferred stocks (cost $138,507)				$215,381

PREFERRED STOCKS (0.0%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,720	$170,688

Total preferred stocks (cost $168,119)				$170,688

INVESTMENT COMPANIES (0.0%)(a)
			Shares	Value

Fifth Street Finance Corp.			5,743	$30,840

Hercules Capital, Inc.			822	11,598

Medley Capital Corp.			1,801	13,526

PennantPark Investment Corp.			2,624	20,100

Solar Capital, Ltd.			701	14,595

Total investment companies (cost $87,778)				$90,659

SHORT-TERM INVESTMENTS (27.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.91%(d)(AFF)		Shares	34,406,216	$34,406,216

Putnam Short Term Investment Fund 0.69%(AFF)		Shares	213,437,630	213,437,630

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(P)		Shares	740,000	740,000

Federal Home Loan Banks unsec. discount notes 0.440%, 2/1/17			$11,000,000	10,995,567

Federal Home Loan Banks unsec. discount notes 0.361%, 1/27/17			23,200,000	23,194,130

Federal Home Loan Banks unsec. discount notes 0.355%, 1/25/17			35,000,000	34,991,880

Federal Home Loan Banks unsec. discount notes 0.350%, 1/20/17			23,000,000	22,995,883

Federal Home Loan Mortgage Corporation unsec. discount notes 0.450%, 1/5/17			25,000,000	24,999,456

Federal National Mortgage Association unsec. discount notes 0.345%, 1/11/17			16,750,000	16,748,593

Federal National Mortgage Association unsec. discount notes 0.450%, 1/3/17			35,000,000	34,999,977

Interest in $275,000,000 joint tri-party repurchase agreement dated 12/30/16 with RBC Capital Markets, LLC due 1/3/17 - maturity value of $75,590,031 for an effective yield of 0.480% (collateralized by various mortgage backed securities with coupon rates ranging from 1.672% to 5.402% and due dates ranging from 1/1/19 to 11/1/46, valued at $280,514,960)			75,586,000	75,586,000

Interest in $50,000,000 tri-party repurchase agreement dated 12/30/16 with Barclays Capital, Inc. due 1/3/17 - maturity value of $50,002,667 for an effective yield of 0.480% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 1.000% to 7.875% and due dates ranging from 2/15/18 to 4/15/32, valued at $51,000,021)			50,000,000	50,000,000

Interest in $250,000,000 joint tri-party repurchase agreement dated 12/30/16 with HSBC Bank USA, National Association due 1/3/17 - maturity value of $75,003,833 for an effective yield of 0.460% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.625% to 1.125% and due dates ranging from 5/15/17 to 7/31/21, valued at $255,004,589)			75,000,000	75,000,000

U.S. Treasury Bills 0.471%, 2/16/17(SEGSF)(SEGCCS)			447,000	446,759

U.S. Treasury Bills 0.459%, 2/9/17(SEGSF)			186,000	185,914

U.S. Treasury Bills 0.412%, 2/2/17(SEGSF)(SEGCCS)			177,000	176,938

U.S. Treasury Bills 0.455%, 1/26/17(SEGSF)			185,000	184,950

U.S. Treasury Bills 0.317%, 1/19/17(SEG)(SEGSF)(SEGCCS)			33,977,000	33,970,748

U.S. Treasury Bills 0.321%, 1/12/17(SEG)(SEGSF)(SEGCCS)			3,598,000	3,597,640

U.S. Treasury Bills 0.316%, 1/5/17			25,000,000	24,999,490

Total short-term investments (cost $681,656,364)				$681,657,771

TOTAL INVESTMENTS

Total investments (cost $2,445,240,380)(b)				$2,602,978,451

FORWARD CURRENCY CONTRACTS at 12/31/16 (aggregate face value $190,038,695) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$1,039,006	$1,101,138	$(62,132)
	British Pound	Buy	3/16/17	3,460,989	3,604,362	(143,373)
	Canadian Dollar	Buy	1/18/17	4,917,349	4,878,421	38,928
	Chinese Yuan (Offshore)	Sell	2/16/17	4,660,088	4,753,128	93,040
	Euro	Buy	3/16/17	3,744,237	3,796,868	(52,631)
	Hong Kong Dollar	Sell	2/16/17	1,065,144	1,065,838	694
	Japanese Yen	Buy	2/16/17	321,838	146,084	175,754
	New Zealand Dollar	Sell	1/18/17	2,368,127	2,387,393	19,266
	Norwegian Krone	Sell	3/16/17	2,257,963	2,316,015	58,052
Barclays Bank PLC
	Australian Dollar	Sell	1/18/17	1,361,680	1,345,141	(16,539)
	Canadian Dollar	Buy	1/18/17	1,206,728	1,264,442	(57,714)
	Euro	Sell	3/16/17	3,757,653	3,699,330	(58,323)
	New Zealand Dollar	Sell	1/18/17	2,453,397	2,448,843	(4,554)
	Swiss Franc	Buy	3/16/17	3,214,687	3,248,637	(33,950)
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	1,904,520	2,033,548	(129,028)
	Canadian Dollar	Buy	1/18/17	224	225	(1)
	Chinese Yuan (Offshore)	Sell	2/16/17	2,295,530	2,355,189	59,659
	Danish Krone	Buy	3/16/17	1,088,571	1,104,820	(16,249)
	Euro	Sell	3/16/17	194,691	123,663	(71,028)
	Japanese Yen	Buy	2/16/17	2,924,710	2,994,175	(69,465)
	New Zealand Dollar	Sell	1/18/17	2,421,108	2,432,539	11,431
Credit Suisse International
	Australian Dollar	Buy	1/18/17	4,871,923	5,165,525	(293,602)
	Canadian Dollar	Buy	1/18/17	4,694,612	4,730,369	(35,757)
	Canadian Dollar	Sell	1/18/17	4,721,802	4,719,623	(2,179)
	Hong Kong Dollar	Sell	2/16/17	2,549,256	2,550,547	1,291
	New Zealand Dollar	Buy	1/18/17	867,841	896,500	(28,659)
	New Zealand Dollar	Sell	1/18/17	867,841	896,514	28,673
	Swedish Krona	Buy	3/16/17	2,498,322	2,479,560	18,762
	Swiss Franc	Buy	3/16/17	6,583,451	6,654,091	(70,640)
Goldman Sachs International
	Australian Dollar	Sell	1/18/17	1,138,773	1,077,958	(60,815)
	Canadian Dollar	Buy	1/18/17	149	17,813	(17,664)
	Euro	Buy	3/16/17	9,392,495	9,603,829	(211,334)
	Japanese Yen	Buy	2/16/17	8,724,921	9,799,725	(1,074,804)
	New Taiwan Dollar	Sell	2/16/17	4,658,678	4,688,573	29,895
	New Zealand Dollar	Sell	1/18/17	4,500,510	4,666,458	165,948
	Norwegian Krone	Sell	3/16/17	1,037,025	1,110,997	73,972
	Russian Ruble	Buy	3/16/17	2,538,563	2,417,396	121,167
	South Korean Won	Sell	2/16/17	2,217,594	2,289,368	71,774
HSBC Bank USA, National Association
	Canadian Dollar	Buy	1/18/17	2,386,564	2,410,053	(23,489)
	Euro	Sell	3/16/17	1,219,592	1,207,819	(11,773)
	Hong Kong Dollar	Sell	2/16/17	2,678,138	2,679,524	1,386
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/18/17	3,917,823	4,279,431	(361,608)
	Canadian Dollar	Buy	1/18/17	1,158,755	1,170,232	(11,477)
	Chinese Yuan (Offshore)	Sell	2/16/17	2,364,529	2,398,123	33,594
	Euro	Sell	3/16/17	4,960,977	5,004,197	43,220
	Hong Kong Dollar	Sell	2/16/17	2,109,328	2,110,416	1,088
	Japanese Yen	Buy	2/16/17	2,359,309	2,414,153	(54,844)
	New Taiwan Dollar	Sell	2/16/17	2,329,816	2,339,715	9,899
	New Zealand Dollar	Sell	1/18/17	4,228,937	4,227,484	(1,453)
	Norwegian Krone	Sell	3/16/17	2,724,416	2,807,075	82,659
	Singapore Dollar	Buy	2/16/17	2,362,289	2,465,213	(102,924)
	South Korean Won	Sell	2/16/17	6,249,196	6,385,168	135,972
	Swedish Krona	Buy	3/16/17	2,925,594	2,910,592	15,002
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/17	3,088,668	3,275,602	(186,934)
	Canadian Dollar	Buy	1/18/17	2,418,671	2,469,460	(50,789)
	Euro	Buy	3/16/17	963,843	1,023,200	(59,357)
	New Zealand Dollar	Sell	1/18/17	1,378,838	1,359,837	(19,001)
	Swedish Krona	Buy	3/16/17	2,498,983	2,468,638	30,345
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/18/17	699,740	602,532	(97,208)
	Canadian Dollar	Buy	1/18/17	2,426,046	2,463,938	(37,892)
	Euro	Sell	3/16/17	3,818,606	3,813,377	(5,229)
	Japanese Yen	Buy	2/16/17	2,133,207	2,294,934	(161,727)
	New Zealand Dollar	Sell	1/18/17	2,374,376	2,428,978	54,602
	Swedish Krona	Buy	3/16/17	2,663,654	2,572,750	90,904
UBS AG
	Australian Dollar	Buy	1/18/17	3,065,078	3,248,029	(182,951)
	Euro	Sell	3/16/17	304,343	251,290	(53,053)
	New Zealand Dollar	Sell	1/18/17	2,365,141	2,393,283	28,142
WestPac Banking Corp.
	Australian Dollar	Sell	1/18/17	1,245,826	1,212,017	(33,809)
	Canadian Dollar	Buy	1/18/17	224	224	—
	Euro	Sell	3/16/17	2,457,354	2,486,766	29,412

Total						$(2,441,428)

FUTURES CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	2,123	$144,034,935	Mar-17	$(1,321,037)
S&P 500 Index E-Mini (Long)	3,706	414,367,860	Mar-17	874,321
S&P Mid Cap 400 Index E-Mini (Long)	457	75,820,870	Mar-17	(1,114,587)
U.S. Treasury Bond 30 yr (Long)	60	9,039,375	Mar-17	(47,721)
U.S. Treasury Bond Ultra 30 yr (Long)	96	15,384,000	Mar-17	(123,972)
U.S. Treasury Bond Ultra 30 yr (Short)	6	$961,500	Mar-17	8,051
U.S. Treasury Note 2 yr (Long)	226	48,971,375	Mar-17	(19,746)
U.S. Treasury Note 2 yr (Short)	162	35,103,375	Mar-17	12,334
U.S. Treasury Note 5 yr (Long)	444	52,242,844	Mar-17	(73,727)
U.S. Treasury Note 5 yr (Short)	411	48,359,930	Mar-17	63,541
U.S. Treasury Note 10 yr (Long)	197	24,483,406	Mar-17	(52,595)
U.S. Treasury Note 10 yr (Short)	850	105,639,063	Mar-17	224,090
U.S. Treasury Note Ultra 10 yr (Long)	6	804,375	Mar-17	(1,699)

Total				$(1,572,747)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/16 (premiums $553,651) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$187,690

Total			$187,690

WRITTEN OPTIONS OUTSTANDING at 12/31/16 (premiums $239,077) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

IShares MSCI Emerging Market ETF (Put)	Feb-17/$32.50	$409,405	$143,718
USD/JPY (Call)	May-17/JPY125.00	9,692,100	82,092

Total			$225,810

TBA SALE COMMITMENTS OUTSTANDING at 12/31/16 (proceeds receivable $5,042,773) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.00%, 1/1/47	$3,000,000	1/18/17	$2,982,657
Federal National Mortgage Association, 3.00%, 1/1/32	1,000,000	1/23/17	1,026,328
Government National Mortgage Association, 4.00%, 1/1/47	1,000,000	1/24/17	1,062,031

Total			$5,071,016

WHEN-ISSUED SECURITIES SOLD at 12/31/16 (Unaudited)
COMMON STOCKS (0.1%)(a)	Shares	Value

Technology (0.1%)
Conduent, Inc.(NON)(WIS)	83,575	$1,245,268

		1,245,268

Total when-issued securities sold (proceeds receivable $1,282,334)		$1,245,268

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$3,483,200	(E)	$15,720	3/15/47	3 month USD-LIBOR-BBA	2.704%	$94,106
	3,054,300	(E)	(13,792)	3/15/47	2.704%	3 month USD-LIBOR-BBA	(82,526)
	8,557,300	(E)	13,818	3/15/27	3 month USD-LIBOR-BBA	2.4885%	103,507
	41,768,400	(E)	(69,861)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(507,636)
	21,184,500	(E)	21,929	3/15/22	3 month USD-LIBOR-BBA	2.132%	124,357
	35,477,000	(E)	(39,412)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(210,943)
	30,769,000	(E)	6,612	3/15/19	3 month USD-LIBOR-BBA	1.6065%	35,719
	53,447,100	(E)	(15,761)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(66,322)

	Total		$(80,747)	$(509,738)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$49,124	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$7
	838,517	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(266)
	2,001	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13)
	155,033	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(57)
	36,277	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	309
	223,391	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	233
	57,576	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6)
	299,863	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(830)
	1,016,573	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,387)
	343,134	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,921
Citibank, N.A.
	390,693	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(533)
baskets	723	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	2,650,321
units	15,726	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(1,620,657)
Credit Suisse International
	$1,404,965	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(2,722)
	154,975	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(89)
Goldman Sachs International
	76,177	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(802)
	13,265	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(84)
	121,624	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18
	121,624	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18
	889,069	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(282)
	556,785	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,089)
	19,689	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	110
	23,645	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	132
	446,325	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,499
baskets	72,273	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	39,383
shares	159,000	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	17,427
shares	36,900	—	12/15/20	1 month USD-LIBOR-BBA	Engro Corp., Ltd.	4,045

Total		$—	$1,084,606

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,367	$20,000	5/11/63	300 bp	$241
	CMBX NA BBB- Index	BBB-/P	2,591	43,000	5/11/63	300 bp	170
	CMBX NA BBB- Index	BBB-/P	5,309	86,000	5/11/63	300 bp	466
	Credit Suisse International
	CMBX NA BB Index	—	(14,315)	102,000	1/17/47	(500 bp)	(828)
	CMBX NA A Index	A/P	8,694	209,000	1/17/47	200 bp	3,947
	CMBX NA A Index	A/P	19,446	495,000	1/17/47	200 bp	8,204
	CMBX NA A Index	A/P	21,826	593,000	1/17/47	200 bp	8,358
	CMBX NA BB Index	—	(22,751)	1,289,000	5/11/63	(500 bp)	146,659
	CMBX NA BBB- Index	BBB-/P	25,307	517,000	5/11/63	300 bp	(3,809)
	CMBX NA BBB- Index	BBB-/P	29,287	597,000	5/11/63	300 bp	(4,334)
	CMBX NA BBB- Index	BBB-/P	68,373	865,000	1/17/47	300 bp	19,659
	CMBX NA BBB- Index	BBB-/P	202,748	2,743,000	1/17/47	300 bp	48,272
	Goldman Sachs International
	CMBX NA BB Index	—	(53,605)	524,000	5/11/63	(500 bp)	15,263
	CMBX NA BB Index	—	(6,961)	46,000	1/17/47	(500 bp)	(879)
	CMBX NA A Index	A/P	43,863	870,000	1/17/47	200 bp	24,104
	CMBX NA BBB- Index	BBB-/P	3,651	70,000	5/11/63	300 bp	(291)
	CMBX NA BBB- Index	BBB-/P	11,950	247,000	5/11/63	300 bp	(1,960)
	CMBX NA BBB- Index	BBB-/P	67,247	717,000	5/11/63	300 bp	26,868
	CMBX NA BBB- Index	BBB-/P	65,023	865,000	5/11/63	300 bp	16,309
	CMBX NA BBB- Index	BBB-/P	3,694	53,000	1/17/47	300 bp	709
	CMBX NA BBB- Index	BBB-/P	30,155	354,000	1/17/47	300 bp	10,219
	CMBX NA BBB- Index	BBB-/P	53,347	614,000	1/17/47	300 bp	18,768
	CMBX NA BBB- Index	BBB-/P	48,437	615,000	1/17/47	300 bp	13,802
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	13,857	316,000	1/17/47	200 bp	6,681
	CMBX NA BB Index	—	(30,370)	216,000	5/11/63	(500 bp)	(1,981)
	CMBX NA BB Index	—	(22,203)	167,000	5/11/63	(500 bp)	(254)
	CMBX NA BB Index	—	(12,657)	88,000	5/11/63	(500 bp)	(1,091)
	CMBX NA BBB- Index	BBB-/P	37,014	472,000	5/11/63	300 bp	10,432
	CMBX NA BBB- Index	BBB-/P	152,742	1,810,000	5/11/63	300 bp	50,808
	CMBX NA BBB- Index	BBB-/P	846	7,000	1/17/47	300 bp	452
	CMBX NA BBB- Index	BBB-/P	2,822	51,000	1/17/47	300 bp	(50)
	CMBX NA BBB- Index	BBB-/P	5,327	101,000	1/17/47	300 bp	(361)
	CMBX NA BBB- Index	BBB-/P	2,693	103,000	1/17/47	300 bp	(3,108)
	CMBX NA BBB- Index	BBB-/P	26,375	268,000	1/17/47	300 bp	11,282

	Total		$791,129	$422,727

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$(2,221,528)	$52,593,000	12/20/21	500 bp	$1,122,055
	NA IG Series 27 Index	BBB+/P	(504,402)	46,700,000	12/20/21	100 bp	217,782

	Total		$(2,725,930)	$1,339,837

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
JPY	Japanese Yen
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,450,488,877.
(b)	The aggregate identified cost on a tax basis is $2,456,007,619, resulting in gross unrealized appreciation and depreciation of $211,163,875 and $64,193,043, respectively, or net unrealized appreciation of $146,970,832.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,536,327, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$35,643,138	$41,308,095	$42,545,017	$56,929	$34,406,216
	Putnam Short Term Investment Fund**	265,801,591	55,000,000	107,363,961	371,847	213,437,630
	Totals	$301,444,729	$96,308,095	$149,908,978	$428,776	$247,843,846
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(WIS)	When-issued security.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $34,406,216, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $33,291,452.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $354,193,288 to cover certain derivative contracts, securities sold short and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $104,558 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,491,637 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,698,372 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$20,822,303	$35,695,986	$—
Capital goods	72,629,900	15,368,179	—
Communication services	36,227,137	17,842,776	986
Conglomerates	—	5,426,268	—
Consumer cyclicals	155,853,521	55,428,512	—
Consumer staples	89,028,117	37,401,216	137,634
Energy	79,982,777	22,688,896	7,209
Financials	208,056,693	100,330,446	—
Health care	135,581,107	33,568,399	—
Technology	216,887,809	32,581,661	—
Transportation	21,983,582	13,436,035	—
Utilities and power	35,236,854	17,879,491	—
Total common stocks	1,072,289,800	387,647,865	145,829
Asset-backed securities	—	2,287,000	—
Convertible bonds and notes	—	315,517	—
Convertible preferred stocks	—	215,381	—
Corporate bonds and notes	—	267,920,092	604,576
Foreign government and agency bonds and notes	—	8,240,194	—
Investment companies	90,659	—	—
Mortgage-backed securities	—	54,684,221	—
Preferred stocks	170,688	—	—
Purchased options outstanding	—	580,745	—
Senior loans	—	2,768,436	—
U.S. government and agency mortgage obligations	—	119,170,026	—
Warrants	5,384	4,184,267	—
Short-term investments	214,177,630	467,480,141	—

Totals by level	$1,286,734,161	$1,315,493,885	$750,405

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,441,428)	$—
Futures contracts	(1,572,747)	—	—
Written options outstanding	—	(225,810)	—
Written swap options outstanding	—	(187,690)	—
When-issued securities sold	(1,245,268)	—	—
TBA sale commitments	—	(5,071,016)	—
Interest rate swap contracts	—	(428,991)	—
Total return swap contracts	—	1,084,606	—
Credit default contracts	—	3,697,365	—

Totals by level	$(2,818,015)	$(3,572,964)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,385,518	$688,153
Foreign exchange contracts	1,767,415	4,048,051
Equity contracts	8,113,009	4,199,999
Interest rate contracts	612,873	1,246,911

Total	$14,878,815	$10,183,114

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$310,000
Purchased currency option contracts (contract amount)		$7,300,000
Written equity option contracts (contract amount)		$310,000
Written currency option contracts (contract amount)		$7,300,000
Written swap option contracts (contract amount)		$3,100,000
Futures contracts (number of contracts)		8,000
Forward currency contracts (contract amount)		$391,100,000
Centrally cleared interest rate swap contracts (notional)		$199,000,000
OTC total return swap contracts (notional)		$230,900,000
OTC credit default contracts (notional)		$15,600,000
Centrally cleared credit default contracts (notional)		$94,800,000
Warrants (number of warrants)		1,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$597,540	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$597,540
	OTC Total return swap contracts*#	—	2,470	—	2,650,321	—	63,632	—	—	—	—	—	—	—	—	2,716,423
	OTC Credit default contracts*#	—	—	—	—	182,897	74,950	—	—	61,904	—	—	—	—	—	319,751
	Centrally cleared credit default contracts§	—	—	54,696	—	—	—	—	—	—	—	—	—	—	—	54,696
	Futures contracts§	—	—	—	—	—	—	—	—	—	281,813	—	—	—	—	281,813
	Forward currency contracts#	385,734	—	—	71,090	48,726	462,756	1,386	321,434	—	—	30,345	145,506	28,142	29,412	1,524,531
	Purchased swap options#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Purchased options#	—	—	—	—	—	—	—	242,884	—	—	—	—	337,861	—	580,745

	Total Assets	$385,734	$2,470	$652,236	$2,721,411	$231,623	$601,338	$1,386	$564,318	$61,904	$281,813	$30,345	$145,506	$366,003	$29,412	$6,075,499

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	735,459	—	—		—	—	—	—	—	—	—	—	735,459
	OTC Total return swap contracts*#	—	2,559	—	1,621,190	2,811	5,257	—	—	—	—	—	—	—	—	1,631,817
	OTC Credit default contracts*#	8,390	—	—	—	295,384	218,839	—	—	165,540	—	—	—	—	—	688,153
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	2,932,147	—	—	—	—	2,932,147
	Forward currency contracts#	258,136	171,080	—	285,771	430,837	1,364,617	35,262	532,306	—	—	316,081	302,056	236,004	33,809	3,965,959
	Written swap options#	—	—	—	—	—	—	—	187,690	—	—	—	—	—	—	187,690
	Written options#	—	—	—	—	—	—	—	82,092	—	—	—	—	143,718	—	225,810

	Total Liabilities	$266,526	$173,639	$735,459	$1,906,961	$729,032	$1,588,713	$35,262	$802,088	$165,540	$2,932,147	$316,081	$302,056	$379,722	$33,809	$10,367,035

	Total Financial and Derivative Net Assets	$119,208	$(171,169)	$(83,223)	$814,450	$(497,409)	$(987,375)	$(33,876)	$(237,770)	$(103,636)	$(2,650,334)	$(285,736)	$(156,550)	$(13,719)	$(4,397)	$(4,291,536)
	Total collateral received (pledged)##†	$82,748	$(171,169)	$—	$740,000	$(497,409)	$(987,375)	$—	$(209,932)	$(103,636)	$—	$(285,736)	$(156,550)	$104,558	$—
	Net amount	$36,460	$—	$(83,223)	$74,450	$—	$—	$(33,876)	$(27,838)	$—	$(2,650,334)	$—	$—	$(118,277)	$(4,397)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017